UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08257

STATE STREET INSTITUTIONAL FUNDS

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Item 1.	Schedule of Investments

State Street Institutional U.S. Equity Fund

Schedule of Investments—June 30, 2018 (Unaudited)

Common Stock—97.0% †	Number of Shares	Fair Value
Aerospace & Defense—1.7%
General Dynamics Corp.	12,006	$2,238,039
Hexcel Corp.	19,302	1,281,267
Raytheon Co.	14,335	2,769,235
The Boeing Co.	4,263	1,430,279
		7,718,820

Air Freight & Logistics—0.5%
FedEx Corp.	4,053	920,274
United Parcel Service Inc., Class B	12,910	1,371,429
		2,291,703

Airlines—0.3%
Alaska Air Group Inc.	9,006	543,872
JetBlue Airways Corp.	43,620	827,908	(a)
		1,371,780

Apparel, Accessories & Luxury Goods—0.1%
PVH Corp.	3,257	487,638

Application Software—1.7%
Adobe Systems Inc.	6,865	1,673,756	(a)
Intuit Inc.	9,497	1,940,284
salesforce.com Inc.	32,184	4,389,898	(a)
		8,003,938

Asset Management & Custody Banks—0.6%
Ameriprise Financial Inc.	6,937	970,348
BlackRock Inc.	3,405	1,699,231
		2,669,579

Auto Parts & Equipment—0.2%
Aptiv PLC	10,267	940,765

Automobile Manufacturers—0.1%
General Motors Co.	16,039	631,937

Automotive Retail—0.5%
AutoZone Inc.	3,247	2,178,510	(a)

Biotechnology—4.0%
Alexion Pharmaceuticals Inc.	13,305	1,651,816	(a)
Biogen Inc.	22,419	6,506,890	(a)
Gilead Sciences Inc.	99,712	7,063,598
Vertex Pharmaceuticals Inc.	17,327	2,944,897	(a)
		18,167,201

Building Products—0.4%
Allegion PLC	21,520	1,664,787

Cable & Satellite—2.5%
Charter Communications Inc., Class A	17,149	5,028,258	(a)
Comcast Corp., Class A	195,452	6,412,780
		11,441,038
Communications Equipment—0.6%
Cisco Systems Inc.	60,274	2,593,590

Construction Materials—0.1%
Vulcan Materials Co.	2,985	385,244

Consumer Finance—0.5%
American Express Co.	16,575	1,624,350
Discover Financial Services	10,758	757,471
		2,381,821

Data Processing & Outsourced Services—3.8%
Mastercard Inc., Class A	13,027	2,560,066
Visa Inc., Class A	111,497	14,767,778
		17,327,844

Diversified Banks—4.5%
Bank of America Corp.	182,043	5,131,792
JPMorgan Chase & Co.	138,734	14,456,083
U.S. Bancorp	26,479	1,324,480
		20,912,355

Diversified Chemicals—0.5%
DowDuPont Inc.	33,676	2,219,922

Electric Utilities—1.4%
American Electric Power Company Inc.	14,950	1,035,288
Duke Energy Corp.	5,866	463,883
Edison International	8,407	531,911
Exelon Corp.	37,247	1,586,722
NextEra Energy Inc.	14,681	2,452,167
PG&E Corp.	12,449	529,830
		6,599,801

Electrical Components & Equipment—0.2%
Rockwell Automation Inc.	5,569	925,735

Electronic Components—0.7%
Corning Inc.	124,279	3,418,915

Environmental & Facilities Services—0.3%
Republic Services Inc.	17,479	1,194,864

Financial Exchanges & Data—1.9%
CME Group Inc.	34,202	5,606,392
S&P Global Inc.	14,981	3,054,476
		8,660,868

Footwear—0.7%
NIKE Inc., Class B	40,256	3,207,598

Gold—0.1%
Newmont Mining Corp.	11,396	429,743

Healthcare Distributors—0.4%
Henry Schein Inc.	24,752	1,797,985	(a)

Healthcare Equipment—1.8%
Boston Scientific Corp.	144,763	4,733,750	(a)
Hologic Inc.	28,791	1,144,443	(a)
Medtronic PLC	27,879	2,386,721
		8,264,914

Healthcare Services—0.2%
DaVita Inc.	16,414	1,139,788	(a)

Healthcare Supplies—0.6%
The Cooper Companies Inc.	11,107	2,615,143

Home Entertainment Software—0.5%
Activision Blizzard Inc.	15,015	1,145,945
Electronic Arts Inc.	7,101	1,001,383	(a)
		2,147,328

Home Improvement Retail—1.0%
The Home Depot Inc.	23,972	4,676,937

Hotels, Resorts & Cruise Lines—0.3%
Marriott International Inc., Class A	10,719	1,357,025

Household Products—0.8%
The Procter & Gamble Co.	45,765	3,572,416

Hypermarkets & Super Centers—0.4%
Walmart Inc.	22,851	1,957,188

Independent Power Producers & Energy Traders—0.1%
NRG Energy Inc.	8,597	263,928

Industrial Conglomerates—1.1%
Honeywell International Inc.	19,320	2,783,046
Roper Technologies Inc.	8,104	2,235,975
		5,019,021

Industrial Gases—0.1%
Air Products & Chemicals Inc.	3,417	532,129

Industrial Machinery—2.3%
Ingersoll-Rand PLC	60,174	5,399,413
Xylem Inc.	76,082	5,126,405
		10,525,818

Insurance Brokers—0.3%
Marsh & McLennan Companies Inc.	16,480	1,350,866

Integrated Oil & Gas—2.9%
Chevron Corp.	67,209	8,497,234
Exxon Mobil Corp.	57,219	4,733,728
		13,230,962

Integrated Telecommunication Services—0.7%
AT&T Inc.	31,352	1,006,713
Verizon Communications Inc.	40,290	2,026,990
		3,033,703

Internet & Direct Marketing Retail—4.5%
Amazon.com Inc.	8,425	14,320,815	(a,l)
Booking Holdings Inc.	1,703	3,452,134	(a)
Netflix Inc.	7,131	2,791,288	(a)
		20,564,237

Internet Software & Services—6.2%
Alphabet Inc., Class A	10,272	11,599,040	(a)
Alphabet Inc., Class C	5,983	6,674,934	(a)
Facebook Inc., Class A	53,502	10,396,508	(a)
		28,670,482

Investment Banking & Brokerage—1.0%
The Charles Schwab Corp.	91,507	4,676,008

IT Consulting & Other Services—0.7%
Accenture PLC, Class A	8,614	1,409,164
International Business Machines Corp.	11,965	1,671,511
		3,080,675

Life & Health Insurance—0.3%
Prudential Financial Inc.	14,136	1,321,857

Life Sciences Tools & Services—0.6%
Illumina Inc.	382	106,689	(a)
IQVIA Holdings Inc.	20,846	2,080,848	(a)
Thermo Fisher Scientific Inc.	3,545	734,311
		2,921,848

Managed Healthcare—1.5%
Humana Inc.	6,104	1,816,734
UnitedHealth Group Inc.	21,589	5,296,645
		7,113,379

Metal & Glass Containers—0.2%
Ball Corp.	22,481	799,200

Movies & Entertainment—1.3%
The Walt Disney Co.	57,791	6,057,075

Multi-Line Insurance—0.3%
American International Group Inc.	13,556	718,739
The Hartford Financial Services Group Inc.	15,937	814,859
		1,533,598

Multi-Sector Holdings—1.1%
Berkshire Hathaway Inc., Class B	26,749	4,992,701	(a)

Multi-Utilities—1.1%
Dominion Energy Inc.	10,344	705,254
Sempra Energy	36,062	4,187,159
		4,892,413

Oil & Gas Equipment & Services—1.2%
Schlumberger Ltd.	85,220	5,712,297

Oil & Gas Exploration & Production—1.8%
Concho Resources Inc.	8,109	1,121,880	(a)
ConocoPhillips	23,854	1,660,715
Diamondback Energy Inc.	30,154	3,967,362
EOG Resources Inc.	10,143	1,262,094
Pioneer Natural Resources Co.	2,331	441,118
		8,453,169

Oil & Gas Refining & Marketing—0.3%
Valero Energy Corp.	14,175	1,571,015

Packaged Foods & Meats—1.9%
Mondelez International Inc., Class A	182,171	7,469,011
The Kraft Heinz Co.	22,202	1,394,730
		8,863,741

Paper Packaging—0.1%
Packaging Corporation of America	4,755	531,561

Pharmaceuticals—4.4%
Allergan PLC	39,957	6,661,631
Johnson & Johnson	55,781	6,768,467
Mylan N.V.	66,201	2,392,504	(a)
Pfizer Inc.	127,068	4,610,027
		20,432,629

Property & Casualty Insurance—0.8%
Chubb Ltd.	29,297	3,721,305

Railroads—0.5%
Union Pacific Corp.	16,718	2,368,606

Regional Banks—1.6%
First Republic Bank	74,131	7,175,139

Research & Consulting Services—0.1%
Verisk Analytics Inc.	4,353	468,557	(a)

Restaurants—1.3%
McDonald’s Corp.	13,353	2,092,281
Starbucks Corp.	79,162	3,867,064
		5,959,345

Semiconductor Equipment—1.9%
Applied Materials Inc.	170,411	7,871,284
Lam Research Corp.	5,513	952,922
		8,824,206

Semiconductors—2.9%
Broadcom Inc.	36,551	8,868,735
Intel Corp.	39,148	1,946,047
NVIDIA Corp.	9,886	2,341,993
		13,156,775

Soft Drinks—2.3%
PepsiCo Inc.	97,658	10,632,026

Specialized REITs—3.4%
American Tower Corp.	49,701	7,165,393
Equinix Inc.	12,418	5,338,374
Extra Space Storage Inc.	32,568	3,250,612
		15,754,379

Specialty Chemicals—1.3%
Albemarle Corp.	41,432	3,908,281
Ecolab Inc.	3,797	532,833
The Sherwin-Williams Co.	3,244	1,322,157
		5,763,271

Specialty Stores—0.2%
Signet Jewelers Ltd.	7,165	399,449
Ulta Salon Cosmetics & Fragrance Inc.	2,931	684,271	(a)
		1,083,720

Steel—0.1%
Steel Dynamics Inc.	6,034	277,262

Systems Software—4.8%
Microsoft Corp.	184,521	18,195,616
Oracle Corp.	56,055	2,469,783
Proofpoint Inc.	10,591	1,221,248	(a)
ServiceNow Inc.	2,289	394,784	(a)
		22,281,431

Technology Hardware, Storage & Peripherals—4.0%
Apple Inc.	99,137	18,351,250

Tobacco—0.6%
Philip Morris International Inc.	31,956	2,580,127

Trading Companies & Distributors—1.1%
United Rentals Inc.	33,753	4,982,618	(a)

Wireless Telecommunication Services—0.2%
T-Mobile US Inc.	13,735	820,666	(a)

Total Common Stock
(Cost $359,214,298)		445,699,715

Short-Term Investments—3.0%
State Street Institutional U.S. Government Money Market Fund—Class G Shares 1.86%
(Cost $13,853,629)	13,853,629	13,853,629	(d,e)

Total Investments
(Cost $373,067,927)		459,553,344

Other Assets and Liabilities, net—0.0% *		63,147

NET ASSETS—100.0%		$459,616,491

Other Information:

The Fund had the following long futures contracts open at June 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
S&P 500 Emini Index Futures	September 2018	27	3,737,347	$3,674,161	$(63,186)

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2018:

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional U.S. Equity Fund	Investments in Securities
	Common Stock	$445,699,715	$—	$—	$445,699,715
	Short-Term Investments	13,853,629	—	—	13,853,629

	Total Investments in Securities	$459,553,344	$—	$—	$459,553,344

	Other Financial Instruments
	Long Futures Contracts—Unrealized Depreciation	$(63,186)	$—	$—	$(63,186)

Affiliate Table

	Number of Shares Held at 9/30/17	Value At 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund—Class G Shares	12,521,534	$12,521,534	$73,005,823	$71,673,728	—	—	13,853,629	$13,853,629	$138,998

State Street Institutional Premier Growth Equity Fund

Schedule of Investments—June 30, 2018 (Unaudited)

Common Stock—97.1% †	Number of Shares	Fair Value
Application Software—4.5%
Intuit Inc.	25,075	$5,122,948
salesforce.com Inc.	92,275	12,586,310	(a)
		17,709,258

Biotechnology—6.7%
Alexion Pharmaceuticals Inc.	92,275	11,455,941	(a)
Biogen Inc.	19,900	5,775,776	(a)
Vertex Pharmaceuticals Inc.	54,161	9,205,204	(a)
		26,436,921

Cable & Satellite—6.3%
Charter Communications Inc., Class A	34,704	10,175,560	(a)
Comcast Corp., Class A	198,593	6,515,836	(l)
Liberty Global PLC, Class C	300,897	8,006,869	(a)
		24,698,265

Data Processing & Outsourced Services—5.1%
Mastercard Inc., Class A	4,012	788,438
Visa Inc., Class A	144,431	19,129,886
		19,918,324

Financial Exchanges & Data—6.6%
CME Group Inc.	91,272	14,961,306
S&P Global Inc.	53,158	10,838,385
		25,799,691

Healthcare Distributors—1.9%
Henry Schein Inc.	104,514	7,591,897	(a)

Healthcare Equipment—4.4%
Boston Scientific Corp.	347,035	11,348,044	(a)
Medtronic PLC	67,601	5,787,322
		17,135,366

Healthcare Supplies—2.4%
The Cooper Companies Inc.	39,117	9,210,098

Internet & Direct Marketing Retail—5.2%
Amazon.com Inc.	12,036	20,458,793	(a)

Internet Software & Services—12.0%
Alibaba Group Holding Ltd. ADR	32,096	5,954,771	(a)
Alphabet Inc., Class A	5,014	5,661,759	(a)
Alphabet Inc., Class C	18,366	20,490,028	(a)
Facebook Inc., Class A	76,227	14,812,430	(a)
		46,918,988

Investment Banking & Brokerage—3.8%
The Charles Schwab Corp.	288,861	14,760,797

Movies & Entertainment—2.7%
The Walt Disney Co.	100,299	10,512,338

Oil & Gas Equipment & Services—1.7%
Schlumberger Ltd.	99,898	6,696,163

Pharmaceuticals—2.7%
Allergan PLC	63,790	10,635,069

Regional Banks—1.9%
First Republic Bank	76,227	7,378,011

Restaurants—0.7%
Starbucks Corp.	54,162	2,645,814

Semiconductor Equipment—2.8%
Applied Materials Inc.	240,718	11,118,764

Semiconductors—2.7%
Broadcom Inc.	44,132	10,708,189

Soft Drinks—3.2%
PepsiCo Inc.	115,812	12,608,452

Specialized REITs—3.3%
American Tower Corp.	90,269	13,014,082

Specialty Chemicals—1.3%
Albemarle Corp.	54,162	5,109,101

Systems Software—5.5%
Microsoft Corp.	218,654	21,561,471

Technology Hardware, Storage & Peripherals—6.2%
Apple Inc.	132,234	24,477,836

Trading Companies & Distributors—3.5%
United Rentals Inc.	92,877	13,710,503	(a)

Total Common Stock
(Cost $255,153,820)		380,814,191

Short-Term Investments—2.9%
State Street Institutional U.S. Government Money Market Fund—Class G Shares 1.86%
(Cost $11,417,653)	11,417,653	11,417,653	(d,e)

Total Investments
(Cost $266,571,473)		392,231,844

Liabilities in Excess of Other Assets, net—(0.0)% *		(19,560)

NET ASSETS—100.0%		$392,212,284

Other Information:

The Fund had the following long futures contracts open at June 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
S&P 500 Emini Index Futures	September 2018	2	274,632	$272,160	$(2,472)

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2018:

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional Premier Growth Equity Fund	Investments in Securities
	Common Stock	$380,814,191	$—	$—	$380,814,191
	Short-Term Investments	11,417,653	—	—	11,417,653

	Total Investments in Securities	$392,231,844	$—	$—	$392,231,844

	Other Financial Instruments
	Long Futures Contracts—Unrealized Depreciation	$(2,472)	$—	$—	$(2,472)

Affiliate Table

	Number of Shares Held at 9/30/17	Value At 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund—Class G Shares	8,628,607	8,628,607	78,386,007	75,596,961	—	—	11,417,653	$11,417,653	120,981

State Street Institutional Small-Cap Equity Fund

Schedule of Investments—June 30, 2018 (Unaudited)

Common Stock—94.2% †	Number of Shares	Fair Value
Aerospace & Defense—0.7%
Esterline Technologies Corp.	13,419	$990,322	(a)
Teledyne Technologies Inc.	47,694	9,493,968	(a)
		10,484,290

Agricultural & Farm Machinery—0.6%
AGCO Corp.	143,283	8,700,144	(l)

Agricultural Products—1.1%
Darling Ingredients Inc.	830,376	16,507,875	(a)

Air Freight & Logistics—0.2%
Air Transport Services Group Inc.	23,500	530,865	(a)
Forward Air Corp.	16,800	992,544
Hub Group Inc., Class A	31,233	1,555,403	(a)
		3,078,812

Airlines—0.0% *
Hawaiian Holdings Inc.	15,300	550,035

Apparel Retail—0.7%
American Eagle Outfitters Inc.	20,947	487,018
Burlington Stores Inc.	20,994	3,160,227	(a)
Chico’s FAS Inc.	65,413	532,462
The Buckle Inc.	174,437	4,692,355
The Children’s Place Inc.	8,000	966,400
		9,838,462

Apparel, Accessories & Luxury Goods—0.5%
G-III Apparel Group Ltd.	157,863	7,009,117	(a)

Application Software—3.5%
ACI Worldwide Inc.	369,264	9,109,743	(a)
Blackbaud Inc.	137,722	14,109,619
Blackline Inc.	61,600	2,675,288	(a)
Fair Isaac Corp.	5,278	1,020,343	(a)
Guidewire Software Inc.	57,000	5,060,460	(a)
Paylocity Holding Corp.	72,640	4,275,590	(a)
RealPage Inc.	123,927	6,828,378	(a)
SS&C Technologies Holdings Inc.	161,274	8,370,120
Zix Corp.	194,000	1,045,660	(a)
		52,495,201

Asset Management & Custody Banks—0.8%
BrightSphere Investment Group PLC	52,248	745,057
Cohen & Steers Inc.	36,844	1,536,763
Financial Engines Inc.	226,500	10,169,850
		12,451,670

Auto Parts & Equipment—0.9%
American Axle & Manufacturing Holdings Inc.	44,073	685,776	(a)
Cooper-Standard Holdings Inc.	15,252	1,992,979	(a)
Gentherm Inc.	33,478	1,315,685	(a)
LCI Industries	27,358	2,466,324
Standard Motor Products Inc.	66,645	3,221,619
Stoneridge Inc.	70,527	2,478,319	(a)
Tenneco Inc.	13,184	579,569
Tower International Inc.	29,645	942,711
		13,682,982

Automobile Manufacturers—0.8%
Thor Industries Inc.	100,135	9,752,148
Winnebago Industries Inc.	50,752	2,060,531
		11,812,679

Automotive Retail—1.4%
America’s Car-Mart Inc.	33,712	2,086,773	(a)
Asbury Automotive Group Inc.	12,882	883,061	(a)
Group 1 Automotive Inc.	63,886	4,024,818
Monro Inc.	45,303	2,632,104
Murphy USA Inc.	158,707	11,790,343	(a)
		21,417,099

Biotechnology—0.7%
Repligen Corp.	224,344	10,553,142	(a)

Brewers—0.3%
Craft Brew Alliance Inc.	26,034	537,602	(a)
The Boston Beer Company Inc., Class A	14,500	4,345,650	(a)
		4,883,252

Building Products—0.8%
American Woodmark Corp.	10,146	928,866	(a,l)
Apogee Enterprises Inc.	24,080	1,159,934
Builders FirstSource Inc.	123,002	2,249,706	(a)
Continental Building Products Inc.	22,758	718,015	(a)
Masonite International Corp.	7,116	511,285	(a)
NCI Building Systems Inc.	50,320	1,056,720	(a)
Patrick Industries Inc.	16,200	920,970	(a)
Trex Company Inc.	24,638	1,542,092	(a)
Universal Forest Products Inc.	76,961	2,818,312
		11,905,900

Commercial Printing—0.1%
Deluxe Corp.	15,804	1,046,383

Commodity Chemicals—0.2%
AdvanSix Inc.	32,172	1,178,460	(a,l)
Koppers Holdings Inc.	19,239	737,816	(a)
Trinseo S.A.	18,854	1,337,691
		3,253,967

Communications Equipment—0.4%
ADTRAN Inc.	64,150	952,627	(l)
Ciena Corp.	59,475	1,576,682	(a)
Extreme Networks Inc.	88,100	701,276	(a)
Lumentum Holdings Inc.	26,174	1,515,475	(a)
NETGEAR Inc.	7,107	444,188	(a)
Plantronics Inc.	9,258	705,922
		5,896,170

Construction & Engineering—1.5%
Aegion Corp.	460,768	11,864,776	(a,l)
Dycom Industries Inc.	92,877	8,777,805	(a)
EMCOR Group Inc.	11,477	874,318
		21,516,899

Construction Machinery & Heavy Trucks—2.1%
Alamo Group Inc.	20,994	1,897,018
Astec Industries Inc.	39,603	2,368,259
Federal Signal Corp.	513,095	11,949,983
The Greenbrier Companies Inc.	19,778	1,043,289
Trinity Industries Inc.	369,404	12,655,781
Wabash National Corp.	98,189	1,832,207
		31,746,537

Construction Materials—0.1%
Summit Materials Inc., Class A	50,170	1,316,962	(a)

Consumer Electronics—0.0% *
ZAGG Inc.	37,600	650,480	(a)

Consumer Finance—0.2%
Enova International Inc.	78,662	2,875,096	(a)

Data Processing & Outsourced Services—1.9%
Broadridge Financial Solutions Inc.	72,569	8,352,692
Cass Information Systems Inc.	11,970	823,775
CoreLogic Inc.	130,116	6,753,020	(a)
CSG Systems International Inc.	61,211	2,501,694
EVERTEC Inc.	48,618	1,062,303
MAXIMUS Inc.	13,752	854,137
NIC Inc.	201,001	3,125,566
Travelport Worldwide Ltd.	276,773	5,131,371
		28,604,558

Distributors—0.5%
LKQ Corp.	247,463	7,894,070	(a)

Diversified Metals & Mining—0.3%
Compass Minerals International Inc.	63,377	4,167,038
Materion Corp.	15,757	853,241
		5,020,279

Diversified Real Estate Activities—0.1%
The RMR Group Inc., Class A	11,700	917,865

Diversified REITs—0.1%
American Assets Trust Inc.	35,675	1,365,996

Diversified Support Services—1.5%
Healthcare Services Group Inc.	166,368	7,185,434
Ritchie Bros Auctioneers Inc.	409,202	13,961,972
UniFirst Corp.	9,305	1,646,055
		22,793,461

Education Services—0.4%
Grand Canyon Education Inc.	10,200	1,138,422	(a)
K12 Inc.	333,916	5,466,205	(a)
		6,604,627

Electric Utilities—0.9%
ALLETE Inc.	18,375	1,422,409
IDACORP Inc.	117,025	10,794,386
Spark Energy Inc., Class A	45,400	442,650
		12,659,445

Electrical Components & Equipment—0.3%
Atkore International Group Inc.	32,155	667,859	(a)
EnerSys	17,253	1,287,764
Regal Beloit Corp.	26,932	2,203,038
		4,158,661

Electronic Components—1.3%
Belden Inc.	140,011	8,557,472
Littelfuse Inc.	40,594	9,262,739
Vishay Intertechnology Inc.	41,099	953,497
		18,773,708

Electronic Equipment & Instruments—0.6%
Control4 Corp.	83,020	2,018,216	(a)
National Instruments Corp.	49,740	2,088,085
Zebra Technologies Corp., Class A	33,104	4,742,148	(a)
		8,848,449

Electronic Manufacturing Services—0.4%
KEMET Corp.	44,961	1,085,808	(a)
Methode Electronics Inc.	22,303	898,811
Plexus Corp.	15,985	951,747	(a)
Sanmina Corp.	49,186	1,441,150	(a)
TTM Technologies Inc.	65,787	1,159,825	(a)
		5,537,341

Environmental & Facilities Services—1.1%
Casella Waste Systems Inc., Class A	32,100	822,081	(a)
Clean Harbors Inc.	271,143	15,061,994	(a)
		15,884,075

Food Distributors—0.8%
Performance Food Group Co.	172,301	6,323,447	(a)
SpartanNash Co.	221,914	5,663,245
		11,986,692

Food Retail—0.1%
Casey’s General Stores Inc.	10,240	1,076,019
Sprouts Farmers Market Inc.	43,000	949,010	(a)
		2,025,029

Footwear—0.9%
Deckers Outdoor Corp.	46,820	5,285,510	(a)
Skechers U.S.A. Inc., Class A	32,874	986,548	(a)
Wolverine World Wide Inc.	220,292	7,659,553
		13,931,611

Forest Products—0.1%
Boise Cascade Co.	29,281	1,308,861
Louisiana-Pacific Corp.	32,444	883,125
		2,191,986

Gas Utilities—0.3%
Chesapeake Utilities Corp.	5,604	448,040
South Jersey Industries Inc.	69,013	2,309,865
Spire Inc.	13,649	964,302
		3,722,207

General Merchandise Stores—0.0%*
Big Lots Inc.	16,039	670,109

Health Care REITs—0.1%
CareTrust REIT Inc.	66,301	1,106,564

Healthcare Distributors—0.0%*
Owens & Minor Inc.	28,054	468,782

Healthcare Equipment—4.5%
Cantel Medical Corp.	17,000	1,672,120
Cardiovascular Systems Inc.	207,500	6,710,550	(a)
CONMED Corp.	124,500	9,113,400
Hill-Rom Holdings Inc.	149,774	13,081,261
Insulet Corp.	79,000	6,770,300	(a)
Integra LifeSciences Holdings Corp.	197,000	12,688,770	(a)
LivaNova PLC	13,466	1,344,176	(a)
Masimo Corp.	26,000	2,538,900	(a)

NuVasive Inc.	138,500	7,218,620	(a)
Orthofix International N.V.	26,387	1,499,310	(a)
Penumbra Inc.	28,500	3,937,275	(a)
Varex Imaging Corp.	18,703	693,694	(a)
		67,268,376

Healthcare Facilities—0.6%
Acadia Healthcare Company Inc.	139,854	5,721,427	(a,l)
Encompass Health Corp.	15,162	1,026,771
Select Medical Holdings Corp.	54,053	981,062	(a)
Tenet Healthcare Corp.	17,854	599,359	(a)
		8,328,619

Healthcare Services—1.4%
Addus HomeCare Corp.	13,400	767,150	(a)
Amedisys Inc.	18,800	1,606,648	(a)
AMN Healthcare Services Inc.	22,588	1,323,657	(a)
BioTelemetry Inc.	96,353	4,335,885	(a)
Chemed Corp.	3,520	1,132,771
Diplomat Pharmacy Inc.	124,860	3,191,422	(a)
LHC Group Inc.	13,200	1,129,788	(a)
MEDNAX Inc.	125,968	5,451,895	(a)
RadNet Inc.	87,000	1,305,000	(a)
		20,244,216

Healthcare Supplies—1.0%
Avanos Medical Inc.	89,500	5,123,875	(a)
Endologix Inc.	399,776	2,262,732	(a)
ICU Medical Inc.	17,100	5,021,415	(a)
Lantheus Holdings Inc.	55,100	801,705	(a)
Merit Medical Systems Inc.	34,927	1,788,263	(a)
		14,997,990

Healthcare Technology—1.8%
HMS Holdings Corp.	368,197	7,960,419	(a)
Medidata Solutions Inc.	96,000	7,733,760	(a)
Omnicell Inc.	131,623	6,903,626	(a)
Quality Systems Inc.	18,516	361,062	(a)
Teladoc Inc.	67,000	3,889,350	(a)
		26,848,217

Home Building—0.4%
KB Home	32,345	881,078
LGI Homes Inc.	24,173	1,395,507	(a)
TopBuild Corp.	40,068	3,138,927	(a)
		5,415,512

Home Furnishing Retail—0.6%
Aaron’s Inc.	181,297	7,877,354	(l)
RH	11,031	1,541,031	(a)
		9,418,385

Hotel & Resort REITs—0.4%
Ashford Hospitality Trust Inc.	84,115	681,332
Chatham Lodging Trust	60,306	1,279,693
RLJ Lodging Trust	212,456	4,684,655
		6,645,680

Hotels, Resorts & Cruise Lines—0.8%
Extended Stay America Inc.	532,226	11,501,404

Household Appliances—0.6%
Helen of Troy Ltd.	92,200	9,077,090	(a)

Housewares & Specialties—0.0%*
Tupperware Brands Corp.	11,876	489,766

Human Resource & Employment Services—0.4%
Insperity Inc.	24,977	2,379,059
Kforce Inc.	33,400	1,145,620
TriNet Group Inc.	24,635	1,378,082	(a)
TrueBlue Inc.	30,114	811,572	(a)
		5,714,333

Industrial Machinery—7.1%
Actuant Corp., Class A	559,944	16,434,357	(l)
Altra Industrial Motion Corp.	39,790	1,714,949	(l)
Barnes Group Inc.	122,307	7,203,882
Briggs & Stratton Corp.	3,179	55,982
Crane Co.	71,281	5,711,747
Franklin Electric Company Inc.	32,402	1,461,330
Harsco Corp.	22,669	500,985	(a)
Hillenbrand Inc.	20,253	954,929
John Bean Technologies Corp.	81,500	7,245,350
Kennametal Inc.	34,927	1,253,879

LB Foster Co., Class A	37,452	859,523	(a)
Lydall Inc.	111,500	4,866,975	(a)
Mueller Industries Inc.	202,114	5,964,384
Standex International Corp.	56,500	5,774,300
The Timken Co.	302,660	13,180,843
TriMas Corp.	136,000	3,998,400	(a)
Watts Water Technologies Inc., Class A	64,817	5,081,653
Welbilt Inc.	487,000	10,864,970	(a)
Woodward Inc.	156,295	12,012,834
		105,141,272

Industrial REITs—0.4%
Gramercy Property Trust	80,749	2,206,063
Rexford Industrial Realty Inc.	29,270	918,785
STAG Industrial Inc.	78,972	2,150,408
		5,275,256

Internet Software & Services—2.9%
Care.com Inc.	51,430	1,073,859	(a)
Cornerstone OnDemand Inc.	178,938	8,487,029	(a)
LogMeIn Inc.	68,500	7,072,625
MINDBODY Inc., Class A	62,000	2,393,200	(a)
New Relic Inc.	90,500	9,103,395	(a)
Okta Inc.	137,500	6,925,875	(a)
Q2 Holdings Inc.	67,500	3,850,875	(a)
Stamps.com Inc.	4,700	1,189,335	(a)
Yext Inc.	151,500	2,930,010	(a)
		43,026,203

Investment Banking & Brokerage—1.1%
BGC Partners Inc., Class A	68,600	776,552
Evercore Inc., Class A	9,906	1,044,588
Greenhill & Company Inc.	35,722	1,014,505
Houlihan Lokey Inc.	32,183	1,648,413
Piper Jaffray Cos.	26,043	2,001,405
Raymond James Financial Inc.	87,464	7,814,908
Stifel Financial Corp.	34,945	1,825,876
		16,126,247

IT Consulting & Other Services—0.2%
Perficient Inc.	50,824	1,340,229	(a)
Science Applications International Corp.	10,765	871,211
The Hackett Group Inc.	46,800	752,076
		2,963,516

Leisure Products—0.8%
Malibu Boats Inc., Class A	24,800	1,040,112	(a)
MCBC Holdings Inc.	41,900	1,213,005	(a)
Polaris Industries Inc.	75,350	9,206,263
		11,459,380

Life & Health Insurance—0.1%
Trupanion Inc.	37,789	1,458,655	(a)

Life Sciences Tools & Services—1.9%
Bruker Corp.	181,760	5,278,310
Cambrex Corp.	57,239	2,993,600	(a)
ICON PLC	67,419	8,935,040	(a)
PRA Health Sciences Inc.	14,300	1,335,048	(a)
Syneos Health Inc.	193,441	9,072,383	(a)
		27,614,381

Managed Healthcare—0.8%
Centene Corp.	72,860	8,977,081	(a)
HealthEquity Inc.	28,500	2,140,350	(a)
Magellan Health Inc.	9,200	882,740	(a)
		12,000,171
Marine—0.1%
Kirby Corp.	10,661	891,260	(a)
Matson Inc.	25,919	994,771
		1,886,031

Multi-Line Insurance—0.4%
Horace Mann Educators Corp.	106,464	4,748,294	(l)
National General Holdings Corp.	37,300	982,109
		5,730,403

Multi-Utilities—0.1%
Black Hills Corp.	32,356	1,980,511

Office REITs—0.8%
Brandywine Realty Trust	101,088	1,706,366
Corporate Office Properties Trust	48,814	1,415,118
Cousins Properties Inc.	894,518	8,667,879
		11,789,363

Office Services & Supplies—0.7%
Herman Miller Inc.	24,500	830,550
HNI Corp.	24,267	902,732
Knoll Inc.	32,085	667,689
MSA Safety Inc.	81,301	7,832,538
Steelcase Inc., Class A	62,841	848,354
		11,081,863

Oil & Gas Drilling—0.1%
Nabors Industries Ltd.	136,436	874,555

Oil & Gas Equipment & Services—1.1%
C&J Energy Services Inc.	59,147	1,395,869	(a)
Cactus Inc., Class A	30,436	1,028,432	(a)
Dril-Quip Inc.	45,140	2,320,196	(a)
Forum Energy Technologies Inc.	219,396	2,709,541	(a)
Keane Group Inc.	23,595	322,544	(a)
Natural Gas Services Group Inc.	38,995	920,282	(a)
Oil States International Inc.	217,542	6,983,098	(a)
		15,679,962

Oil & Gas Exploration & Production—2.4%
Callon Petroleum Co.	185,437	1,991,593	(a)
Carrizo Oil & Gas Inc.	183,789	5,118,524	(a)
Gulfport Energy Corp.	97,600	1,226,832	(a)
Newfield Exploration Co.	505,880	15,302,870	(a)
Oasis Petroleum Inc.	147,471	1,912,699	(a)
PDC Energy Inc.	17,393	1,051,407	(a)
Ring Energy Inc.	115,255	1,454,518	(a)
SM Energy Co.	293,652	7,543,920
		35,602,363

Oil & Gas Refining & Marketing—0.1%
Par Pacific Holdings Inc.	55,800	969,804	(a)

Packaged Foods & Meats—2.2%
B&G Foods Inc.	225,500	6,742,450
Calavo Growers Inc.	5,845	561,997
Hostess Brands Inc.	374,300	5,090,480	(a)
J&J Snack Foods Corp.	14,000	2,134,580
Sanderson Farms Inc.	84,413	8,876,027
The Simply Good Foods Co.	254,900	3,680,756	(a)
TreeHouse Foods Inc.	119,000	6,248,690	(a)
		33,334,980

Paper Products—0.1%
Neenah Inc.	22,630	1,920,155

Personal Products—0.4%
elf Beauty Inc.	311,600	4,748,784	(a)
USANA Health Sciences Inc.	11,958	1,378,757	(a)
		6,127,541

Pharmaceuticals—2.0%
Catalent Inc.	162,218	6,795,312	(a)
Depomed Inc.	85,500	570,285	(a)
Horizon Pharma PLC	61,500	1,018,440	(a)
Innoviva Inc.	56,900	785,220	(a)
Phibro Animal Health Corp., Class A	26,500	1,220,325
Prestige Brands Holdings Inc.	277,002	10,631,337	(a)
Supernus Pharmaceuticals Inc.	134,900	8,073,765	(a)
		29,094,684

Property & Casualty Insurance—1.8%
AMERISAFE Inc.	83,161	4,802,548
Argo Group International Holdings Ltd.	153,659	8,935,271
James River Group Holdings Ltd.	46,500	1,826,985
RLI Corp.	72,840	4,821,280
The Navigators Group Inc.	114,000	6,498,000
Universal Insurance Holdings Inc.	13,835	485,608
		27,369,692

Publishing—1.1%
John Wiley & Sons Inc., Class A	260,725	16,269,240

Railroads—0.7%
Genesee & Wyoming Inc., Class A	125,294	10,188,908	(a)

Regional Banks—8.8%
1st Source Corp.	23,612	1,261,589
BankUnited Inc.	13,419	548,166
Banner Corp.	33,291	2,001,788

Bryn Mawr Bank Corp.	75,000	3,472,500
Cadence BanCorp	49,609	1,432,212
Camden National Corp.	27,166	1,241,758
Cathay General Bancorp	45,494	1,842,052
Chemical Financial Corp.	35,722	1,988,644
Columbia Banking System Inc.	45,588	1,864,549
Community Bank System Inc.	79,000	4,666,530
Cullen/Frost Bankers Inc.	65,102	7,046,640
CVB Financial Corp.	201,000	4,506,420
Enterprise Financial Services Corp.	31,841	1,717,822
Equity Bancshares Inc., Class A	21,929	909,615	(a)
First Financial Bankshares Inc.	57,000	2,901,300
First Interstate BancSystem Inc., Class A	47,365	1,998,803
Fulton Financial Corp.	367,266	6,059,889
German American Bancorp Inc.	103,500	3,710,475
Home BancShares Inc.	96,459	2,176,115
IBERIABANK Corp.	104,909	7,952,102
Independent Bank Corp.	57,000	4,468,800
Lakeland Financial Corp.	15,523	748,053
LegacyTexas Financial Group Inc.	59,381	2,317,047
Origin Bancorp Inc.	34,974	1,431,836
Pinnacle Financial Partners Inc.	29,550	1,812,893
Prosperity Bancshares Inc.	152,593	10,431,257
Renasant Corp.	241,439	10,990,303
Sandy Spring Bancorp Inc.	16,832	690,280
Simmons First National Corp., Class A	51,993	1,554,591
South State Corp.	9,071	782,374
Stock Yards Bancorp Inc.	70,000	2,670,500
UMB Financial Corp.	92,000	7,013,160
Umpqua Holdings Corp.	79,112	1,787,140
Union Bankshares Corp.	41,239	1,603,372
United Community Banks Inc.	58,165	1,783,921
Washington Trust Bancorp Inc.	67,500	3,921,750
Westamerica Bancorporation	111,305	6,289,846
Western Alliance Bancorp	165,666	9,378,352	(a)
Wintrust Financial Corp.	15,476	1,347,186
		130,321,630

Reinsurance—0.0% *
Maiden Holdings Ltd.	55,500	430,125

Research & Consulting Services—0.3%
Resources Connection Inc.	284,288	4,804,467

Residential REITs—0.7%
Education Realty Trust Inc.	232,886	9,664,769

Restaurants—1.4%
BJ’s Restaurants Inc.	20,100	1,206,000
Bloomin’ Brands Inc.	18,400	369,840
Brinker International Inc.	22,235	1,058,386
Cracker Barrel Old Country Store Inc.	19,604	3,062,341
Dave & Buster’s Entertainment Inc.	13,100	623,560	(a)
El Pollo Loco Holdings Inc.	116,500	1,328,100	(a)
Papa John’s International Inc.	78,500	3,981,520
Red Robin Gourmet Burgers Inc.	19,544	910,750	(a)
Ruth’s Hospitality Group Inc.	38,300	1,074,315
Texas Roadhouse Inc.	74,448	4,877,089
The Cheesecake Factory Inc.	54,569	3,004,569
		21,496,470

Retail REITs—0.1%
Retail Opportunity Investments Corp.	103,659	1,986,106

Security & Alarm Services—1.0%
The Brink’s Co.	182,382	14,544,964

Semiconductor Equipment—0.7%
Advanced Energy Industries Inc.	16,700	970,103	(a,l)
Amkor Technology Inc.	83,600	718,124	(a)
Entegris Inc.	26,700	905,130
FormFactor Inc.	55,100	732,830	(a)
Ichor Holdings Ltd.	22,400	475,328	(a)
MKS Instruments Inc.	13,000	1,244,100
Rudolph Technologies Inc.	121,994	3,611,023	(a)
Ultra Clean Holdings Inc.	40,400	670,640	(a)
Versum Materials Inc.	18,095	672,229
		9,999,507

Semiconductors—0.6%
Semtech Corp.	158,163	7,441,569	(a)
SMART Global Holdings Inc.	28,200	898,734	(a)
		8,340,303

Specialized REITs—0.4%
CoreSite Realty Corp.	34,416	3,813,981
PotlatchDeltic Corp.	38,855	1,975,777
		5,789,758

Specialty Chemicals—3.8%
Chase Corp.	6,850	803,163
Ferro Corp.	62,467	1,302,437	(a)
HB Fuller Co.	189,140	10,153,035
Ingevity Corp.	86,950	7,030,777	(a)
Innospec Inc.	68,500	5,243,675
KMG Chemicals Inc.	26,353	1,944,324
Minerals Technologies Inc.	17,487	1,317,645
PolyOne Corp.	198,918	8,597,236
PQ Group Holdings Inc.	29,831	536,958	(a)
Quaker Chemical Corp.	54,111	8,380,171
Sensient Technologies Corp.	160,234	11,464,743
		56,774,164

Specialty Stores—0.2%
Hibbett Sports Inc.	65,000	1,488,500	(a)
Sally Beauty Holdings Inc.	51,749	829,536	(a)
		2,318,036

Steel—0.5%
Carpenter Technology Corp.	42,034	2,209,728
Commercial Metals Co.	175,767	3,710,441
Worthington Industries Inc.	18,635	782,111
		6,702,280

Systems Software—1.0%
OneSpan Inc.	53,188	1,045,144	(a)
Progress Software Corp.	23,300	904,506
Qualys Inc.	87,000	7,334,100	(a)
Talend S.A. ADR	79,000	4,920,120	(a)
		14,203,870

Technology Distributors—0.3%
ePlus Inc.	10,700	1,006,870	(a)
SYNNEX Corp.	8,326	803,542
Tech Data Corp.	24,248	1,991,246	(a)
		3,801,658

Technology Hardware, Storage & Peripherals—1.2%
Diebold Nixdorf Inc.	648,468	7,749,193
NCR Corp.	30,697	920,296	(a)
Pure Storage Inc., Class A	380,770	9,092,787	(a)
		17,762,276

Thrifts & Mortgage Finance—0.4%
Dime Community Bancshares Inc.	42,502	828,789
Essent Group Ltd.	24,485	877,053	(a)
HomeStreet Inc.	36,704	989,173	(a)
Kearny Financial Corp.	42,736	574,799
NMI Holdings Inc., Class A	44,500	725,350	(a)
Walker & Dunlop Inc.	18,395	1,023,682
Washington Federal Inc.	29,129	952,518
		5,971,364

Tires & Rubber—0.1%
Cooper Tire & Rubber Co.	61,812	1,625,656

Trading Companies & Distributors—0.8%
Applied Industrial Technologies Inc.	133,819	9,387,403
BMC Stock Holdings Inc.	41,100	856,935	(a)
CAI International Inc.	26,077	606,029	(a)
GMS Inc.	24,961	676,194	(a)
		11,526,561

Trucking—0.7%
Avis Budget Group Inc.	23,300	757,250	(a)
Marten Transport Ltd.	60,690	1,423,180
Old Dominion Freight Line Inc.	43,879	6,536,216
Saia Inc.	25,529	2,064,020	(a)
		10,780,666

Water Utilities—0.0% *
SJW Group	2,552	168,993

Total Common Stock
(Cost $1,028,240,549)		1,398,767,016

Short-Term Investments—6.0%
State Street Institutional U.S. Government Money Market Fund—Class G Shares 1.86%
(Cost $89,771,156)	89,771,156	89,771,156	(d,e)

Total Investments
(Cost $1,118,011,705)		1,488,538,172

Liabilities in Excess of Other Assets, net—(0.2)%		(2,946,467)

NET ASSETS—100.0%		$1,485,591,705

Other Information:

The Fund had the following long futures contracts open at June 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
CME E-mini Russell 2000 Index Futures	September 2018	324	27,132,790	$26,689,500	$(443,290)

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2018:

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional Small-Cap Equity Fund	Investments in Securities
	Common Stock	$1,398,767,016	$—	$—	$1,398,767,016
	Short-Term Investments	89,771,156	—	—	89,771,156

	Total Investments in Securities	$1,488,538,172	$—	$—	$1,488,538,172

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Depreciation	$(443,290)	$—	$—	$(443,290)

Affiliate Table

	Number of Shares Held at 9/30/17	Value At 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund—Class G Shares	78,324,730	$78,324,730	$575,984,914	$564,538,488	—	—	89,771,156	$89,771,156	$822,960

State Street Institutional International Equity Fund

Schedule of Investments—June 30, 2018 (Unaudited)

Common Stock—95.5% †	Number of Shares	Fair Value
Australia—0.7%
Suncorp Group Ltd.	750,917	$8,094,749

Belgium—1.6%
Anheuser-Busch InBev S.A.	179,662	18,144,626

Canada—1.6%
Brookfield Asset Management Inc., Class A	139,426	5,652,506	(l)
Cenovus Energy Inc.	582,756	6,047,071	(l)
Seven Generations Energy Ltd., Class A	637,155	7,018,416	(a)
		18,717,993

China—1.3%
New Oriental Education & Technology Group Inc. ADR	155,756	14,743,863

France—12.2%
Air Liquide S.A.	172,699	21,716,068
Airbus SE	164,191	19,219,971
AXA S.A.	656,826	16,115,931	(l)
BNP Paribas S.A.	366,934	22,787,339
Schneider Electric SE	280,806	23,415,418
Valeo S.A.	310,210	16,957,541
Vivendi S.A.	774,946	19,000,561
		139,212,829

Germany—12.0%
Bayer AG	255,781	28,176,423
Fresenius SE & Company KGaA	137,657	11,057,639
HeidelbergCement AG	191,904	16,150,073
Infineon Technologies AG	673,595	17,168,338
KION Group AG	177,579	12,779,972
SAP SE	237,055	27,386,756
Wacker Chemie AG	86,340	11,305,428
Zalando SE	244,551	13,668,113	(a)
		137,692,742

Hong Kong—2.3%
AIA Group Ltd.	3,001,402	26,244,024

India—1.4%
ICICI Bank Ltd.	4,005,308	16,099,567

Ireland—1.7%
Kerry Group PLC, Class A	180,523	18,884,967	(l)

Italy—0.5%
Intesa Sanpaolo S.p.A.	1,966,789	5,709,813

Japan—27.4%
Daikin Industries Ltd.	223,500	26,776,012
Disco Corp.	75,200	12,838,279
FANUC Corp.	96,049	19,081,463
Hoya Corp.	393,100	22,354,868
Kao Corp.	279,600	21,330,023
Keyence Corp.	28,600	16,153,261
Komatsu Ltd.	757,600	21,668,188
Mitsubishi UFJ Financial Group Inc.	3,972,700	22,635,047
Mitsui Fudosan Company Ltd.	805,925	19,455,996
Murata Manufacturing Company Ltd.	139,679	23,480,549
Nidec Corp.	142,974	21,459,331
Secom Company Ltd.	208,300	15,997,906
Sekisui House Ltd.	1,010,800	17,886,228
Shimano Inc.	86,400	12,683,284
SoftBank Group Corp.	198,201	14,266,750
Subaru Corp.	522,300	15,207,128
Tokio Marine Holdings Inc.	222,179	10,416,427
		313,690,740

Netherlands—4.6%
ASML Holding N.V.	156,700	31,047,491
ING Groep N.V.	1,512,268	21,766,924
		52,814,415

Norway—2.1%
Equinor ASA	911,324	24,196,421

Portugal—1.7%
Galp Energia SGPS S.A.	1,019,481	19,443,478

South Africa—0.5%
Naspers Ltd., Class N	22,300	5,670,078

Sweden—3.4%
Assa Abloy AB, Class B	1,017,493	21,712,432
Hexagon AB, Class B	304,488	17,001,090
		38,713,522

Switzerland—7.0%
Givaudan S.A.	7,109	16,123,136
Nestle S.A.	487,639	37,765,687
Roche Holding AG	115,498	25,653,945
		79,542,768

Taiwan—1.1%
Taiwan Semiconductor Manufacturing Company Ltd.	1,763,548	12,523,022

United Kingdom—12.4%
AstraZeneca PLC	222,749	15,448,258
BHP Billiton PLC	1,153,916	25,990,197
Prudential PLC	986,994	22,601,911
Shire PLC	333,886	18,800,682
Smith & Nephew PLC	861,798	15,906,294
Smiths Group PLC	885,968	19,861,501
Vodafone Group PLC	9,762,813	23,693,220
		142,302,063

Total Common Stock
(Cost $923,150,541)		1,092,441,680

Rights—0.0%*

Italy—0.0%*
Intesa Sanpaolo S.p.A.
(Cost $0)	1,966,789	—	(a)

Total Investments in Securities
(Cost $923,150,541)		1,092,441,680

Short-Term Investments—4.0%
State Street Institutional U.S. Government Money Market Fund—Class G Shares 1.86%
(Cost $46,125,326)	46,125,326	46,125,326	(e,c)

Total Investments
(Cost $969,275,867)		1,138,567,006

Other Assets and Liabilities, net—0.5%		6,051,536

NET ASSETS—100.0%		$1,144,618,542

Other Information:

The Fund had the following long futures contracts open at June 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
MSCI EAFE Mini Index Futures	September 2018	112	11,370,234	$10,950,240	$(419,994)

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2018:

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional International Equity Fund	Investments in Securities
	Common Stock	$1,092,441,680	$—	$—	$1,092,441,680
	Short-Term Investments	46,125,326	—	—	46,125,326

	Total Investments in Securities	$1,138,567,006	$—	$—	$1,138,567,006

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Depreciation	$(419,994)	$—	$—	$(419,994)

The Fund was invested in the following sectors at June 30, 2018 (unaudited):

Sector	Percentage (based on Fair Value)
Diversified Banks	7.82%
Pharmaceuticals	6.08%
Packaged Foods & Meats	4.98%
Integrated Oil & Gas	4.36%
Life & Health Insurance	4.29%
Building Products	4.26%
Electrical Components & Equipment	3.94%
Semiconductor Equipment	3.85%
Wireless Telecommunication Services	3.33%
Construction Machinery & Heavy Trucks	3.03%
Electronic Equipment & Instruments	2.91%
Semiconductors	2.61%
Specialty Chemicals	2.41%
Application Software	2.41%
Diversified Metals & Mining	2.28%
Electronic Components	2.06%
Healthcare Supplies	1.96%
Industrial Gases	1.91%
Personal Products	1.87%
Industrial Conglomerates	1.74%

Diversified Real Estate Activities	1.71%
Aerospace & Defense	1.69%
Industrial Machinery	1.68%
Movies & Entertainment	1.67%
Biotechnology	1.65%
Property & Casualty Insurance	1.63%
Brewers	1.59%
Home Building	1.57%
Auto Parts & Equipment	1.49%
Construction Materials	1.42%
Multi-Line Insurance	1.42%
Security & Alarm Services	1.40%
Healthcare Equipment	1.40%
Automobile Manufacturers	1.34%
Education Services	1.29%
Internet & Direct Marketing Retail	1.20%
Leisure Products	1.11%
Healthcare Services	0.97%
Oil & Gas Exploration & Production	0.62%
Cable & Satellite	0.50%
Asset Management & Custody Banks	0.50%

95.95%

Short-Term Investments
Short-Term Investments	4.05%

4.05%

100.00%

Affiliate Table

	Number of Shares Held at 9/30/17	Value At 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund—Class G Shares	61,540,289	$61,540,289	$320,254,409	$335,669,372	—	—	46,125,326	$46,125,326	$363,927

State Street Active Core Bond Fund (formerly State Street Institutional Income Fund)

Schedule of Investments—June 30, 2018 (Unaudited)

Bonds and Notes—97.7% †		Principal Amount	Fair Value

U.S. Treasuries—35.8%
U.S. Treasury Bonds
2.75%	11/15/42	$454,000	$436,344
3.13%	05/15/48	3,887,500	3,996,117
3.75%	11/15/43	622,000	706,872	(l)
4.50%	02/15/36	3,437,400	4,203,459	(l)
U.S. Treasury Notes
1.38%	12/15/19	8,530,700	8,397,536	(l)
1.50%	11/30/19	7,969,500	7,862,390
1.50%	08/15/20 - 02/28/23	18,383,100	17,595,602	(l)
1.88%	08/31/24	973,000	923,124	(l)
2.25%	03/31/20 - 11/15/25	24,236,600	23,820,212	(l)
2.88%	05/15/28	7,555,000	7,571,469
			75,513,125

Agency Mortgage Backed—10.4%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	9,992	10,447	(l)
5.00%	07/01/35 - 06/01/41	776,946	825,160	(l)
5.50%	05/01/20 - 04/01/39	225,766	242,798	(l)
6.00%	07/01/19 - 11/01/37	394,672	430,899	(l)
6.50%	08/01/29 - 10/01/33	1,262	1,405	(l)
7.00%	06/01/29 - 08/01/36	57,988	63,222	(l)
7.50%	01/01/30 - 09/01/33	1,912	1,976	(l)
8.00%	11/01/30	12,195	13,377	(l)
8.50%	04/01/30	17,339	20,337	(l)
9.50%	04/01/21	12	12	(l)
Federal National Mortgage Assoc.
3.50%	11/01/42 - 08/01/45	2,439,868	2,448,007	(l)
4.00%	05/01/19 - 12/01/41	1,944,615	1,999,526	(l)
4.50%	05/01/19 - 01/01/41	3,442,427	3,617,625	(l)
5.00%	07/01/20 - 06/01/41	1,278,986	1,363,272	(l)
5.50%	06/01/20 - 04/01/38	1,030,536	1,110,346	(l)
6.00%	05/01/19 - 08/01/35	709,655	772,657	(l)
6.50%	01/01/19 - 08/01/36	64,415	70,752	(l)
7.00%	10/01/32 - 02/01/34	8,730	9,164	(l)
7.50%	12/01/23 - 12/01/33	42,792	46,456	(l)
8.00%	07/01/25 - 10/01/31	10,244	10,987	(l)
9.00%	12/01/22	590	622	(l)
Federal National Mortgage Assoc. 1.25% + USD COF11
5.50%	10/01/24	5,654	5,640	(h,l)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.97%	04/01/37	2,345	2,394	(h,l)
Federal National Mortgage Assoc. TBA
3.00%	TBA	1,755,725	1,745,418	(c)
3.50%	TBA	3,395,389	3,435,974	(c)
4.00%	TBA	350,000	356,826	(c)
4.50%	TBA	350,000	364,441	(c)
Government National Mortgage Assoc.
4.00%	01/20/41 - 04/20/43	2,059,322	2,128,611	(l)
4.50%	08/15/33 - 05/20/40	377,811	396,900	(l)
5.00%	08/15/33	29,015	30,583	(l)
6.00%	04/15/27 - 09/15/36	179,747	199,184	(l)
6.50%	04/15/19 - 09/15/36	79,049	87,131	(l)
7.00%	10/15/27 - 10/15/36	39,648	42,834	(l)
7.50%	01/15/23 - 11/15/31	3,646	3,736	(l)
8.00%	05/15/30 - 09/15/30	378	405	(l)
9.00%	12/15/21	323	340	(l)
			21,859,464

Agency Collateralized Mortgage Obligations—0.2%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	713,814	1,659	(g,h,l)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	440,488	32,737	(g,l)
5.50%	06/15/33	29,849	5,867	(g,l)
7.50%	07/15/27	3,266	471	(g,l)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
4.53%	08/15/25	166,436	9,961	(g,h,l)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	719	653	(d,f,l)
8.00%	02/01/23	858	112	(g)
8.00%	07/01/24	1,497	232	(g,l)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	58	57	(d,f,l)

1.16%	12/25/42	134,781	5,198	(g,h)
5.00%	02/25/40 - 09/25/40	187,463	21,119	(g,l)
8.00%	05/25/22	2	28	(g,l)
Federal National Mortgage Assoc. REMIC 6.00%—1 month USD LIBOR
3.91%	07/25/38	56,746	5,661	(g,h,l)
Federal National Mortgage Assoc. REMIC 6.20%—1 month USD LIBOR
4.11%	06/25/48	1,833,458	281,377	(g,h)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	13,538	11,396	(d,f,l)
4.50%	08/25/35 - 01/25/36	94,037	16,914	(g,l)
5.00%	03/25/38 - 05/25/38	52,679	10,683	(g,l)
5.50%	12/25/33	13,280	3,009	(g,l)
6.00%	01/25/35	55,325	10,723	(g,l)
7.50%	11/25/23	10,098	1,360	(g,l)
8.00%	08/25/23 - 07/25/24	4,627	796	(g,l)
8.50%	07/25/22	84	8	(g,l)
9.00%	05/25/22	71	6	(g,l)
Government National Mortgage Assoc. REMIC
4.50%	05/20/38 - 08/16/39	142,456	11,488	(g,l)
5.00%	09/20/38	40,240	1,163	(g,l)
Government National Mortgage Assoc. REMIC 6.80%—1 month USD LIBOR
4.71%	01/16/40	260,333	42,592	(g,h,l)
			475,270

Asset Backed—2.6%
American Express Credit Account Master Trust 2017-6
2.04%	05/15/23	1,198,658	1,174,634	(l)
American Express Credit Account Master Trust 2018-1
2.67%	10/17/22	495,000	493,690
BA Credit Card Trust 2017-A2
1.84%	01/17/23	447,000	437,290	(l)
BA Credit Card Trust 2018-A1
2.70%	07/17/23	432,000	429,206	(l)
BMW Floorplan Master Owner Trust 2018-1
3.15%	05/15/23	298,000	298,100	(b)
Chase Funding Trust 2004-1
4.99%	11/25/33	191,992	198,576	(i,l)
Chase Issuance Trust 2015-A4
1.84%	04/15/22	650,000	637,903
Citibank Credit Card Issuance Trust 2016-A1
1.75%	11/19/21	1,668,000	1,643,465	(l)
Securitized Term Auto Receivables Trust 2018-1A
3.30%	11/25/22	118,000	118,045	(b)
			5,430,909

Corporate Notes—42.9%
21st Century Fox America Inc.
3.38%	11/15/26	31,000	29,709	(l)
4.50%	02/15/21	61,000	62,706	(l)
4.75%	11/15/46	19,000	19,656	(l)
6.65%	11/15/37	114,000	141,188	(l)
Abbott Laboratories
2.90%	11/30/21	296,000	291,362	(l)
3.75%	11/30/26	175,000	171,929	(l)
4.90%	11/30/46	104,000	111,962	(l)
AbbVie Inc.
2.00%	11/06/18	198,000	197,541	(l)
3.20%	05/14/26	125,000	116,816	(l)
4.45%	05/14/46	61,000	58,306	(l)
4.70%	05/14/45	46,000	45,604	(l)
Acadia Healthcare Company Inc.
6.50%	03/01/24	167,000	170,758	(l)
Activision Blizzard Inc.
2.30%	09/15/21	362,000	349,866
AES Corp.
4.88%	05/15/23	306,000	305,235	(l)
Aetna Inc.
3.50%	11/15/24	160,000	155,488	(l)
Aflac Inc.
4.00%	10/15/46	52,000	48,870	(l)
Alexandria Real Estate Equities Inc.
4.70%	07/01/30	70,000	70,753
Alibaba Group Holding Ltd.
2.80%	06/06/23	200,000	192,556	(l)
4.00%	12/06/37	200,000	185,278	(l)
4.40%	12/06/57	200,000	184,290	(l)
Alimentation Couche-Tard Inc.
2.70%	07/26/22	72,000	69,270	(b,l)

3.55%	07/26/27	112,000	105,927	(b,l)
4.50%	07/26/47	65,000	61,162	(b,l)
Allergan Finance LLC
3.25%	10/01/22	136,000	132,172
Allergan Funding SCS
3.00%	03/12/20	204,000	202,998	(l)
3.45%	03/15/22	91,000	89,569	(l)
4.55%	03/15/35	42,000	39,874	(l)
4.75%	03/15/45	39,000	37,228	(l)
Allergan Sales LLC
5.00%	12/15/21	241,000	249,350	(b)
Altria Group Inc.
2.95%	05/02/23	115,000	111,789	(l)
3.88%	09/16/46	4,000	3,522	(l)
4.50%	05/02/43	54,000	51,977	(l)
Amazon.com Inc.
2.80%	08/22/24	82,000	79,026
3.15%	08/22/27	41,000	39,331
3.88%	08/22/37	42,000	41,038
4.05%	08/22/47	55,000	53,630
4.25%	08/22/57	69,000	67,997
AMC Networks Inc.
4.75%	08/01/25	10,000	9,600	(l)
Ameren Corp.
3.65%	02/15/26	71,000	68,953
American Axle & Manufacturing Inc.
6.25%	04/01/25	168,000	165,900	(l)
American Campus Communities Operating Partnership LP
3.35%	10/01/20	136,000	135,591	(l)
4.13%	07/01/24	83,000	82,637	(l)
American Express Credit Corp.
2.25%	05/05/21	203,000	197,566	(l)
American International Group Inc.
4.50%	07/16/44	142,000	132,419	(l)
6.40%	12/15/20	61,000	65,376	(l)
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%	04/01/48	147,000	144,211	(h)
American Tower Corp. (REIT)
3.38%	10/15/26	67,000	62,195	(l)
3.40%	02/15/19	259,000	259,764	(l)
American Water Capital Corp.
2.95%	09/01/27	128,000	120,296	(l)
Amgen Inc.
2.20%	05/22/19	177,000	176,024	(l)
2.65%	05/11/22	162,000	157,137	(l)
3.20%	11/02/27	139,000	130,160	(l)
4.56%	06/15/48	79,000	77,377	(l)
AMN Healthcare Inc.
5.13%	10/01/24	250,000	242,500	(b)
Anadarko Petroleum Corp.
4.85%	03/15/21	65,000	66,984	(l)
6.20%	03/15/40	81,000	91,167	(l)
6.60%	03/15/46	14,000	16,871	(l)
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20%	12/01/47	42,000	40,752	(l)
5.25%	01/15/25	582,000	596,084	(l)
5.50%	10/15/19	325,000	332,312	(l)
6.25%	10/15/22	168,000	173,985
Anheuser-Busch InBev Finance Inc.
3.65%	02/01/26	144,000	141,002	(l)
4.70%	02/01/36	64,000	64,768	(l)
4.90%	02/01/46	120,000	123,431	(l)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	102,000	98,540	(l)
4.00%	04/13/28	91,000	90,742
4.38%	04/15/38	69,000	67,125
4.60%	04/15/48	81,000	79,753
4.75%	04/15/58	56,000	55,021
Anthem Inc.
3.30%	01/15/23	135,000	131,545	(l)
ANZ New Zealand International Ltd.
3.45%	01/21/28	200,000	190,982	(b,l)
Apache Corp.
5.10%	09/01/40	68,000	66,921	(l)

Apple Inc.
2.50%	02/09/22	53,000	51,979	(l)
2.85%	05/11/24	148,000	143,187	(l)
3.35%	02/09/27	76,000	74,266	(l)
3.45%	02/09/45	64,000	57,299	(l)
3.85%	08/04/46	125,000	118,901	(l)
4.25%	02/09/47	68,000	69,134	(l)
Applied Materials Inc.
3.30%	04/01/27	96,000	93,108	(l)
4.35%	04/01/47	48,000	47,999	(l)
Aptiv PLC
4.40%	10/01/46	86,000	80,221	(l)
Aramark Services Inc.
5.00%	02/01/28	80,000	76,200	(b,l)
5.13%	01/15/24	172,000	172,000	(l)
Archer-Daniels-Midland Co.
2.50%	08/11/26	69,000	63,470	(l)
Arconic Inc.
5.13%	10/01/24	156,000	154,440	(l)
6.15%	08/15/20	75,000	78,000	(l)
Ascension Health
4.85%	11/15/53	52,000	58,481	(l)
AstraZeneca PLC
2.38%	11/16/20	45,000	44,146	(l)
3.38%	11/16/25	118,000	114,130	(l)
AT&T Inc.
2.45%	06/30/20	143,000	140,762	(l)
3.00%	06/30/22	94,000	91,196	(l)
4.10%	02/15/28	177,000	169,065	(b)
4.45%	04/01/24	122,000	123,390	(l)
4.50%	05/15/35	165,000	152,457	(l)
4.75%	05/15/46	111,000	99,028	(l)
4.80%	06/15/44	106,000	95,986	(l)
5.25%	03/01/37	127,000	125,188	(l)
5.45%	03/01/47	108,000	105,838	(l)
Athene Holding Ltd.
4.13%	01/12/28	122,000	112,421	(l)
Avangrid Inc.
3.15%	12/01/24	239,000	229,383	(l)
Bank of America Corp.
3.25%	10/21/27	6,000	5,591	(l)
3.95%	04/21/25	148,000	144,932	(l)
4.25%	10/22/26	65,000	64,173	(l)
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter)
2.37%	07/21/21	144,000	141,114	(h,l)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	143,000	140,593	(h,l)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	251,000	241,342	(h,l)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	117,000	110,270	(h)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	180,000	162,655	(h,l)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	174,000	168,834	(h,l)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	42,000	41,161	(h,l)
Bank of America Corp. 3.63% + 3 month USD LIBOR
5.99%	12/31/49	107,000	107,439	(h,l)
Barclays PLC
4.34%	01/10/28	200,000	189,522	(l)
4.84%	05/09/28	200,000	189,005	(l)
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97%	05/16/29	200,000	198,110	(h)
Barrick North America Finance LLC
5.70%	05/30/41	28,000	30,561	(l)
BAT Capital Corp.
2.30%	08/14/20	137,000	134,027	(b,l)
2.76%	08/15/22	120,000	115,058	(b,l)

3.56%	08/15/27	124,000	115,473	(b,l)
4.39%	08/15/37	53,000	49,600	(b,l)
4.54%	08/15/47	85,000	79,514	(b,l)
Bausch Health Companies Inc.
7.00%	03/15/24	474,000	496,989	(b,l)
Baxalta Inc.
2.88%	06/23/20	132,000	130,494	(l)
Bayer US Finance II LLC
3.50%	06/25/21	405,000	405,806	(b)
3.88%	12/15/23	205,000	205,009	(b)
Becton Dickinson and Co.
2.89%	06/06/22	117,000	112,823	(l)
3.70%	06/06/27	216,000	204,638	(l)
3.73%	12/15/24	6,000	5,859	(l)
4.67%	06/06/47	16,000	15,540	(l)
4.69%	12/15/44	20,000	19,370	(l)
Berkshire Hathaway Energy Co.
2.40%	02/01/20	253,000	250,801	(l)
3.25%	04/15/28	94,000	89,580
3.80%	07/15/48	94,000	85,978
6.13%	04/01/36	113,000	139,510	(l)
Berry Global Inc.
5.13%	07/15/23	225,000	223,042	(l)
Biogen Inc.
2.90%	09/15/20	45,000	44,761	(l)
BNP Paribas S.A.
5.00%	01/15/21	58,000	60,272	(l)
BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter)
5.13%	12/31/99	200,000	175,976	(b,h,l)
Boston Scientific Corp.
4.00%	03/01/28	170,000	166,277	(l)
BP Capital Markets PLC
2.52%	01/15/20	211,000	209,656	(l)
3.22%	11/28/23	166,000	162,939	(l)
3.28%	09/19/27	94,000	90,442	(l)
Brighthouse Financial Inc.
3.70%	06/22/27	22,000	19,583
4.70%	06/22/47	11,000	9,092
Brixmor Operating Partnership LP
3.90%	03/15/27	182,000	172,296	(l)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%	01/15/21	56,000	54,233	(l)
2.65%	01/15/23	40,000	37,721	(l)
3.13%	01/15/25	47,000	43,583	(l)
3.88%	01/15/27	38,000	35,994	(l)
Brown-Forman Corp.
4.00%	04/15/38	34,000	33,887
Buckeye Partners LP
5.60%	10/15/44	55,000	49,309	(l)
Bunge Limited Finance Corp.
3.75%	09/25/27	65,000	61,146	(l)
Campbell Soup Co.
3.30%	03/15/21	179,000	178,243
Canadian Natural Resources Ltd.
3.85%	06/01/27	38,000	37,055	(l)
4.95%	06/01/47	30,000	31,237	(l)
Canadian Pacific Railway Co.
2.90%	02/01/25	68,000	64,871	(l)
Capital One Financial Corp.
3.75%	07/28/26	55,000	51,153
4.20%	10/29/25	58,000	56,373	(l)
Cardinal Health Inc.
2.62%	06/15/22	60,000	57,505	(l)
3.08%	06/15/24	64,000	60,368	(l)
3.41%	06/15/27	31,000	28,443	(l)
4.37%	06/15/47	25,000	21,996	(l)
Caterpillar Financial Services Corp.
2.55%	11/29/22	163,000	157,680	(l)
Caterpillar Inc.
3.80%	08/15/42	43,000	41,083
Catholic Health Initiatives
2.60%	08/01/18	130,000	130,001	(l)
4.35%	11/01/42	129,000	122,118	(l)
CBL & Associates LP
4.60%	10/15/24	166,000	136,535

CBS Corp.
2.90%	01/15/27	86,000	76,574	(l)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%	02/01/28	249,000	228,159	(b)
5.88%	04/01/24	157,000	157,393	(b,l)
Celgene Corp.
3.45%	11/15/27	5,000	4,603	(l)
4.35%	11/15/47	6,000	5,294	(l)
4.55%	02/20/48	74,000	67,487
5.00%	08/15/45	47,000	45,766	(l)
Cenovus Energy Inc.
4.25%	04/15/27	29,000	27,951
5.40%	06/15/47	18,000	17,683	(l)
CenterPoint Energy Inc.
2.50%	09/01/22	130,000	124,836	(l)
CenturyLink Inc.
5.80%	03/15/22	300,000	297,000	(l)
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	248,000	246,462	(b,l)
CF Industries Inc.
5.15%	03/15/34	166,000	153,965
7.13%	05/01/20	151,000	159,211	(l)
Charles River Laboratories International Inc.
5.50%	04/01/26	178,000	177,778	(b)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	190,000	189,753	(l)
4.91%	07/23/25	68,000	68,666	(l)
5.38%	05/01/47	75,000	68,945	(l)
5.75%	04/01/48	47,000	45,483
6.38%	10/23/35	23,000	24,075	(l)
6.48%	10/23/45	47,000	49,578	(l)
Chevron Corp.
2.42%	11/17/20	61,000	60,311	(l)
3.19%	06/24/23	115,000	114,355	(l)
Chevron Phillips Chemical Company LLC/Chevron Phillips Chemical Company LP
3.70%	06/01/28	140,000	138,491	(b)
Church & Dwight Company Inc.
2.45%	08/01/22	61,000	58,436	(l)
Cigna Corp.
3.25%	04/15/25	128,000	120,431	(l)
3.88%	10/15/47	70,000	59,715	(l)
Cimarex Energy Co.
3.90%	05/15/27	20,000	19,244	(l)
Cinemark USA Inc.
4.88%	06/01/23	125,000	122,200
Cisco Systems Inc.
2.20%	02/28/21	254,000	249,050	(l)
Citibank NA
2.85%	02/12/21	254,000	251,148
Citigroup Inc.
2.40%	02/18/20	188,000	185,656
2.70%	10/27/22	119,000	114,291	(l)
2.90%	12/08/21	194,000	190,021	(l)
4.40%	06/10/25	57,000	56,785
4.45%	09/29/27	87,000	85,500	(l)
4.75%	05/18/46	69,000	65,972	(l)
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	103,000	99,325	(h,l)
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	53,000	48,278	(h,l)
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter)
4.28%	04/24/48	158,000	150,023	(h,l)
CME Group Inc.
3.75%	06/15/28	160,000	161,429
CMS Energy Corp.
4.88%	03/01/44	194,000	206,141	(l)
CNA Financial Corp.
3.45%	08/15/27	69,000	64,265	(l)
5.88%	08/15/20	252,000	264,590	(l)
CNH Industrial Capital LLC
3.38%	07/15/19	94,000	93,824	(l)
4.38%	11/06/20	72,000	72,855	(l)
4.88%	04/01/21	92,000	94,415	(l)

CNH Industrial N.V.
4.50%	08/15/23	161,000	161,869
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	233,000	235,931	(l)
Columbia Pipeline Group Inc.
3.30%	06/01/20	82,000	81,604	(l)
Comcast Corp.
3.97%	11/01/47	163,000	143,492	(l)
4.20%	08/15/34	112,000	106,882	(l)
4.60%	08/15/45	82,000	79,067	(l)
Commonwealth Bank of Australia
4.32%	01/10/48	202,000	181,436	(b,l)
Concho Resources Inc.
3.75%	10/01/27	56,000	53,858	(l)
4.30%	08/15/28	160,000	160,629	(c)
4.88%	10/01/47	45,000	45,424	(l)
ConocoPhillips Co.
5.95%	03/15/46	27,000	33,676	(l)
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	132,000	123,520	(l)
Constellation Brands Inc.
2.70%	05/09/22	117,000	113,191	(l)
4.50%	05/09/47	32,000	30,603	(l)
Continental Resources Inc.
4.50%	04/15/23	88,000	89,258
Corning Inc.
4.38%	11/15/57	108,000	94,980	(l)
Corporation Andina de Fomento
2.20%	07/18/20	157,000	154,106	(l)
Crane Co.
4.20%	03/15/48	36,000	34,206	(l)
Credit Suisse Group Funding Guernsey Ltd.
3.80%	06/09/23	275,000	271,937	(l)
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%	02/01/26	50,000	47,470	(b,l)
CSX Corp.
4.50%	08/01/54	77,000	73,344	(l)
CVS Health Corp.
2.25%	08/12/19	159,000	157,777
3.13%	03/09/20	479,000	478,612
3.35%	03/09/21	480,000	479,544
3.70%	03/09/23	139,000	137,985
3.88%	07/20/25	68,000	66,447	(l)
4.10%	03/25/25	139,000	138,302
4.30%	03/25/28	176,000	173,582
4.78%	03/25/38	161,000	158,976
5.05%	03/25/48	102,000	103,655
5.13%	07/20/45	52,000	53,076	(l)
D.R. Horton Inc.
2.55%	12/01/20	150,000	146,909	(l)
Daimler Finance North America LLC
2.38%	08/01/18	333,000	332,910	(b,l)
Dana Financing Luxembourg Sarl
6.50%	06/01/26	245,000	248,675	(b,l)
Dell International LLC/EMC Corp.
3.48%	06/01/19	256,000	256,668	(b,l)
5.45%	06/15/23	100,000	104,642	(b,l)
6.02%	06/15/26	68,000	71,456	(b,l)
8.10%	07/15/36	17,000	19,876	(b)
8.35%	07/15/46	81,000	97,734	(b,l)
Deutsche Bank AG
2.70%	07/13/20	132,000	128,547	(l)
3.30%	11/16/22	155,000	145,313	(l)
Deutsche Bank AG (4.88% fixed rate until 12/01/27; 2.55% + USD 5 year Mid-Market Swap Rate thereafter)
4.88%	12/01/32	202,000	172,811	(h)
Devon Energy Corp.
4.00%	07/15/21	305,000	309,334
5.00%	06/15/45	63,000	64,009	(l)
Diageo Investment Corp.
2.88%	05/11/22	119,000	117,165	(l)
Discover Bank
3.10%	06/04/20	298,000	296,054	(l)
Discovery Communications LLC
2.20%	09/20/19	147,000	145,468	(l)
3.95%	03/20/28	166,000	157,290	(l)
5.00%	09/20/37	47,000	45,412	(l)
5.20%	09/20/47	23,000	22,236	(l)

Dollar Tree Inc.
3.70%	05/15/23	144,000	142,685
4.00%	05/15/25	140,000	136,903
Dominion Energy Inc.
2.50%	12/01/19	168,000	166,582
2.58%	07/01/20	123,000	121,244	(l)
3.63%	12/01/24	132,000	129,516	(l)
DTE Energy Co.
2.85%	10/01/26	151,000	137,798	(l)
3.85%	12/01/23	77,000	77,338	(l)
Duke Energy Corp.
3.75%	09/01/46	50,000	44,219	(l)
Duke Energy Progress LLC
4.15%	12/01/44	94,000	93,290	(l)
Duke Realty LP
3.25%	06/30/26	92,000	86,444
3.38%	12/15/27	62,000	57,769	(l)
Duquesne Light Holdings Inc.
3.62%	08/01/27	72,000	68,206	(b,l)
Eastman Chemical Co.
3.60%	08/15/22	47,000	46,893	(l)
Eaton Corp.
3.10%	09/15/27	146,000	136,469	(l)
Ecolab Inc.
3.25%	12/01/27	76,000	72,693
3.95%	12/01/47	69,000	65,958
Ecopetrol S.A.
5.88%	05/28/45	132,000	124,782	(l)
7.63%	07/23/19	61,000	63,738	(l)
Edison International
4.13%	03/15/28	82,000	80,740
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR
2.89%	05/01/20	141,000	141,482	(h,l)
Electricite de France S.A.
2.15%	01/22/19	392,000	390,816	(b,l)
Eli Lilly & Co.
3.70%	03/01/45	20,000	18,921	(l)
EMC Corp.
2.65%	06/01/20	377,000	365,238	(l)
Emera US Finance LP
4.75%	06/15/46	15,000	14,787	(l)
Enbridge Energy Partners LP
5.50%	09/15/40	22,000	23,014	(l)
Encana Corp.
3.90%	11/15/21	145,000	145,906	(l)
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88%	10/15/24	251,000	244,725	(b,l)
Energy Transfer Equity LP
5.88%	01/15/24	585,000	600,356	(l)
Energy Transfer Partners LP
4.20%	09/15/23	81,000	81,083
4.95%	06/15/28	46,000	45,986
5.80%	06/15/38	87,000	86,284
6.00%	06/15/48	80,000	80,250
6.50%	02/01/42	114,000	118,603	(l)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	94,000	94,831	(l)
Entergy Louisiana LLC
3.05%	06/01/31	59,000	53,794	(l)
4.00%	03/15/33	72,000	72,055
Enterprise Products Operating LLC
3.95%	02/15/27	102,000	101,293	(l)
4.25%	02/15/48	93,000	86,448	(l)
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	49,000	45,561	(h,l)
Envision Healthcare Corp.
6.25%	12/01/24	204,000	217,260	(b,l)
EOG Resources Inc.
4.10%	02/01/21	167,000	170,402
4.15%	01/15/26	120,000	122,695	(l)
EPR Properties
4.95%	04/15/28	92,000	89,779

EQT Corp.
3.90%	10/01/27	69,000	64,377	(l)
EQT Midstream Partners LP
4.75%	07/15/23	70,000	69,946
5.50%	07/15/28	70,000	70,188
ERP Operating LP
4.50%	07/01/44	51,000	51,813	(l)
Exelon Corp.
3.50%	06/01/22	133,000	131,598	(l)
4.45%	04/15/46	96,000	93,553	(l)
Express Scripts Holding Co.
3.40%	03/01/27	68,000	62,248	(l)
4.80%	07/15/46	39,000	37,140	(l)
Exxon Mobil Corp.
2.22%	03/01/21	114,000	111,049	(l)
FedEx Corp.
4.10%	02/01/45	45,000	41,017	(l)
FirstEnergy Corp.
3.90%	07/15/27	22,000	21,368	(l)
4.85%	07/15/47	60,000	61,451	(l)
Florida Power & Light Co.
4.13%	02/01/42	102,000	102,974	(l)
Ford Motor Co.
4.35%	12/08/26	85,000	83,208	(l)
Ford Motor Credit Company LLC
3.22%	01/09/22	459,000	448,874	(l)
3.34%	03/28/22	200,000	195,662
Frontier Communications Corp.
7.13%	03/15/19	372,000	374,790	(l)
GameStop Corp.
6.75%	03/15/21	414,000	418,140	(b)
General Dynamics Corp.
2.13%	08/15/26	56,000	50,263	(l)
2.88%	05/11/20	174,000	173,826
3.00%	05/11/21	244,000	243,185
3.38%	05/15/23	159,000	159,331
3.50%	05/15/25	154,000	153,962
3.75%	05/15/28	154,000	155,522
General Mills Inc.
3.20%	04/16/21	165,000	164,190
3.70%	10/17/23	139,000	137,534
4.55%	04/17/38	27,000	25,831
4.70%	04/17/48	85,000	80,903
General Motors Co.
5.20%	04/01/45	21,000	19,373	(l)
General Motors Financial Company Inc.
2.35%	10/04/19	175,000	173,523
3.15%	01/15/20	176,000	175,723	(l)
3.20%	07/13/20	78,000	77,576	(l)
3.55%	04/09/21	232,000	231,397
5.25%	03/01/26	125,000	129,261	(l)
Georgia-Pacific LLC
3.60%	03/01/25	40,000	39,819	(b,l)
Gilead Sciences Inc.
2.55%	09/01/20	58,000	57,298	(l)
2.95%	03/01/27	42,000	39,267	(l)
3.50%	02/01/25	72,000	70,983	(l)
3.65%	03/01/26	125,000	123,410	(l)
4.15%	03/01/47	122,000	116,595	(l)
4.80%	04/01/44	52,000	53,994	(l)
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	159,000	158,965
3.63%	05/15/25	154,000	153,948
3.88%	05/15/28	93,000	93,832
GlaxoSmithKline Capital PLC
3.13%	05/14/21	122,000	122,107
Glencore Funding LLC
2.50%	01/15/19	314,000	313,089	(b)
Goldman Sachs Bank USA
3.20%	06/05/20	131,000	131,627
Grupo Televisa SAB
5.00%	05/13/45	209,000	184,340	(l)
H&E Equipment Services Inc.
5.63%	09/01/25	269,000	264,292
Halliburton Co.
3.80%	11/15/25	103,000	102,219	(l)
5.00%	11/15/45	68,000	72,391	(l)

HCA Inc.
4.75%	05/01/23	450,000	447,750
Hess Corp.
5.60%	02/15/41	42,000	42,477	(l)
5.80%	04/01/47	27,000	27,958	(l)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	40,000	39,716	(l)
Highwoods Realty LP
4.13%	03/15/28	67,000	65,780	(l)
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%	10/01/25	258,000	258,000	(b,l)
HSBC Holdings PLC
4.25%	03/14/24	248,000	246,951	(l)
HSBC Holdings PLC (3.26% fixed rate until 03/13/22; 1.06% + 3 month USD LIBOR thereafter)
3.26%	03/13/23	200,000	196,168	(h,l)
HSBC Holdings PLC (3.95% fixed rate until 05/18/23; 0.99% + 3 month USD LIBOR thereafter)
3.95%	05/18/24	204,000	203,317	(h)
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00%	11/22/66	220,000	204,050	(h,l)
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%	12/31/99	160,000	153,488	(h)
Hyundai Capital America
3.10%	04/05/22	71,000	69,263	(b,l)
IBM Credit LLC
2.65%	02/05/21	485,000	480,126
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00%	08/01/20	226,000	229,254	(l)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	139,000	136,800	(l)
Intel Corp.
2.60%	05/19/26	179,000	167,021	(l)
International Paper Co.
4.40%	08/15/47	88,000	80,377	(l)
Interstate Power & Light Co.
3.40%	08/15/25	90,000	87,514	(l)
j2 Cloud Services LLC/j2 Global Co-Obligor Inc.
6.00%	07/15/25	135,000	136,688	(b,l)
Jabil Inc.
3.95%	01/12/28	125,000	119,369	(l)
JBS USA LUX S.A./JBS USA Finance Inc.
6.75%	02/15/28	166,000	156,248	(b)
Jefferies Group LLC
5.13%	01/20/23	90,000	93,619	(l)
6.50%	01/20/43	94,000	97,418	(l)
Johnson & Johnson
2.63%	01/15/25	232,000	222,356	(l)
3.63%	03/03/37	57,000	55,749	(l)
Johnson Controls International PLC
4.50%	02/15/47	43,000	41,464	(l)
JPMorgan Chase & Co.
2.55%	10/29/20	246,000	241,838	(l)
3.30%	04/01/26	141,000	134,644	(l)
3.63%	12/01/27	82,000	77,173	(l)
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51%	01/23/29	163,000	154,247	(h,l)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	142,000	130,968	(h,l)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	40,000	36,008	(h,l)
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%	04/23/29	294,000	290,237	(h)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	117,000	106,691	(h,l)
JPMorgan Chase & Co. (4.63% fixed rate until 11/01/22; 2.58% + 3 month USD LIBOR thereafter)
4.63%	12/31/99	113,000	104,473	(h,l)

JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	273,000	281,900	(h,l)
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR
5.83%	12/29/49	134,000	135,214	(h,l)
Keurig Dr Pepper Inc.
3.55%	05/25/21	524,000	524,267	(b)
4.06%	05/25/23	160,000	160,563	(b)
4.60%	05/25/28	155,000	155,564	(b)
5.09%	05/25/48	155,000	156,176	(b)
Kinder Morgan Energy Partners LP
3.50%	03/01/21	161,000	160,672	(l)
5.30%	09/15/20	83,000	86,267
6.38%	03/01/41	53,000	56,708	(l)
Kinder Morgan Inc.
3.05%	12/01/19	63,000	62,879	(l)
4.30%	03/01/28	177,000	172,164
5.05%	02/15/46	53,000	50,111	(l)
5.55%	06/01/45	68,000	68,524	(l)
Kraft Heinz Foods Co.
4.38%	06/01/46	63,000	54,575	(l)
L Brands Inc.
5.25%	02/01/28	167,000	148,012
Lamb Weston Holdings Inc.
4.63%	11/01/24	234,000	227,857	(b,l)
Lee Enterprises Inc.
9.50%	03/15/22	270,000	281,981	(b,l)
Lennar Corp.
4.75%	05/30/25	176,000	170,500	(l)
4.75%	11/29/27	230,000	215,349
Levi Strauss & Co.
5.00%	05/01/25	212,000	211,216	(l)
Lincoln National Corp.
3.63%	12/12/26	61,000	58,058	(l)
3.80%	03/01/28	127,000	121,162	(l)
4.35%	03/01/48	117,000	108,307	(l)
Lithia Motors Inc.
5.25%	08/01/25	215,000	209,625	(b,l)
Lloyds Banking Group PLC (2.91% fixed rate until 11/07/22; 0.81% + 3 month USD LIBOR thereafter)
2.91%	11/07/23	203,000	193,323	(h,l)
Lockheed Martin Corp.
3.55%	01/15/26	55,000	54,126	(l)
3.80%	03/01/45	45,000	41,364	(l)
Lowe’s Companies Inc.
3.70%	04/15/46	60,000	53,831	(l)
LYB International Finance BV
4.88%	03/15/44	41,000	40,771	(l)
LYB International Finance II BV
3.50%	03/02/27	55,000	51,701	(l)
Macy’s Retail Holdings Inc.
4.30%	02/15/43	37,000	28,789	(l)
Marathon Oil Corp.
2.70%	06/01/20	180,000	177,653
3.85%	06/01/25	68,000	66,962	(l)
Marathon Petroleum Corp.
3.63%	09/15/24	94,000	91,918	(l)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	123,000	120,525	(l)
Masco Corp.
3.50%	11/15/27	47,000	43,348	(l)
McDonald’s Corp.
3.70%	01/30/26	50,000	49,669	(l)
4.88%	12/09/45	73,000	76,537	(l)
Medtronic Inc.
2.50%	03/15/20	173,000	171,742	(l)
4.63%	03/15/45	110,000	116,656	(l)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	106,000	106,908	(l)
Merck & Company Inc.
2.75%	02/10/25	120,000	114,712	(l)
MetLife Inc.
4.05%	03/01/45	23,000	21,394	(l)
4.72%	12/15/44	89,000	91,372	(l)
Mexichem SAB de C.V.
5.50%	01/15/48	200,000	174,128	(b,l)

MGM Resorts International
4.63%	09/01/26	125,000	115,788
5.75%	06/15/25	120,000	119,556
6.63%	12/15/21	182,000	191,782	(l)
Microsoft Corp.
1.55%	08/08/21	94,000	90,170	(l)
2.40%	08/08/26	73,000	67,487	(l)
3.45%	08/08/36	80,000	76,790	(l)
3.70%	08/08/46	91,000	88,289	(l)
4.00%	02/12/55	106,000	105,735	(l)
4.10%	02/06/37	28,000	29,101	(l)
4.25%	02/06/47	15,000	15,885	(l)
4.50%	02/06/57	32,000	34,704	(l)
Mizuho Bank Ltd.
2.45%	04/16/19	523,000	521,375	(b,l)
Mizuho Financial Group Inc.
2.63%	04/12/21	231,000	225,546	(b,l)
Molina Healthcare Inc.
4.88%	06/15/25	310,000	300,312	(b,l)
Molson Coors Brewing Co.
2.10%	07/15/21	208,000	199,447	(l)
4.20%	07/15/46	56,000	50,140	(l)
Monsanto Co.
4.70%	07/15/64	26,000	22,818	(l)
Morgan Stanley
2.45%	02/01/19	71,000	70,876	(l)
2.63%	11/17/21	387,000	376,412	(l)
2.65%	01/27/20	69,000	68,504	(l)
2.75%	05/19/22	129,000	125,080	(l)
3.70%	10/23/24	52,000	51,342	(l)
3.95%	04/23/27	176,000	168,029	(l)
4.10%	05/22/23	135,000	135,698	(l)
5.00%	11/24/25	172,000	178,087
Morgan Stanley (3.77% fixed rate until 01/24/28; 1.14% + 3 month USD LIBOR thereafter)
3.77%	01/24/29	206,000	198,633	(h,l)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	68,000	62,682	(h,l)
MPLX LP
3.38%	03/15/23	76,000	74,315	(l)
4.50%	04/15/38	71,000	65,701	(l)
4.70%	04/15/48	63,000	58,489	(l)
5.20%	03/01/47	29,000	28,560	(l)
MUFG Bank Ltd.
2.30%	03/10/19	200,000	199,278	(b,l)
MUFG Bank Ltd.
2.30%	03/05/20	204,000	200,803	(b)
Murphy Oil Corp.
5.75%	08/15/25	558,000	555,210	(l)
Mylan Inc.
4.55%	04/15/28	152,000	148,481	(b)
5.20%	04/15/48	61,000	58,950	(b)
National Retail Properties Inc.
4.00%	11/15/25	135,000	132,331	(l)
Navient Corp.
6.75%	06/15/26	155,000	151,466
8.00%	03/25/20	302,000	318,610	(l)
Newell Brands Inc.
3.85%	04/01/23	65,000	64,035	(l)
4.20%	04/01/26	37,000	35,764	(l)
5.50%	04/01/46	90,000	88,119	(l)
Newfield Exploration Co.
5.38%	01/01/26	250,000	255,625
Newmont Mining Corp.
4.88%	03/15/42	94,000	94,005	(l)
Nexen Energy ULC
6.40%	05/15/37	69,000	84,480	(l)
NGPL PipeCo LLC
4.88%	08/15/27	208,000	205,400	(b,l)
Noble Energy Inc.
3.90%	11/15/24	126,000	124,230	(l)
5.05%	11/15/44	23,000	22,987	(l)
Nordstrom Inc.
5.00%	01/15/44	6,000	5,521	(l)

Northern States Power Co.
2.20%	08/15/20	357,000	351,509	(l)
Northrop Grumman Corp.
2.55%	10/15/22	63,000	60,736	(l)
2.93%	01/15/25	110,000	104,423	(l)
3.25%	01/15/28	84,000	79,078	(l)
3.85%	04/15/45	24,000	21,823	(l)
4.03%	10/15/47	85,000	79,564	(l)
NRG Energy Inc.
6.25%	07/15/22	227,000	233,606	(l)
Nucor Corp.
3.95%	05/01/28	148,000	147,791
4.13%	09/15/22	72,000	73,945	(l)
Nutrien Ltd.
4.00%	12/15/26	89,000	85,978
4.90%	06/01/43	57,000	56,693
NXP BV/NXP Funding LLC
4.63%	06/01/23	202,000	203,136	(b)
Occidental Petroleum Corp.
4.10%	02/15/47	41,000	40,195	(l)
4.20%	03/15/48	76,000	75,676
Olin Corp.
5.00%	02/01/30	250,000	236,250
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	112,000	111,432	(l)
Oncor Electric Delivery Company LLC
3.80%	09/30/47	22,000	21,022
Oracle Corp.
1.90%	09/15/21	94,000	90,400	(l)
2.40%	09/15/23	93,000	88,234	(l)
3.25%	11/15/27	150,000	143,634	(l)
3.80%	11/15/37	44,000	41,613	(l)
4.00%	07/15/46 - 11/15/47	145,000	136,874	(l)
4.13%	05/15/45	31,000	29,909	(l)
Oshkosh Corp.
5.38%	03/01/25	105,000	107,625
Owens Corning
4.40%	01/30/48	72,000	60,033	(l)
Owens-Brockway Glass Container Inc.
6.38%	08/15/25	100,000	102,500	(b,l)
Pacific Gas & Electric Co.
3.40%	08/15/24	578,000	543,019	(l)
PacifiCorp
6.25%	10/15/37	198,000	253,535	(l)
Packaging Corporation of America
3.40%	12/15/27	68,000	64,194	(l)
Parker-Hannifin Corp.
3.25%	03/01/27	124,000	119,623	(l)
Party City Holdings Inc.
6.13%	08/15/23	78,000	78,390	(b,l)
Penske Automotive Group Inc.
5.38%	12/01/24	195,000	193,050	(l)
PepsiCo Inc.
3.45%	10/06/46	70,000	62,517	(l)
Perrigo Finance Unlimited Co.
3.90%	12/15/24	250,000	243,292	(l)
Petroleos Mexicanos
4.50%	01/23/26	67,000	62,542	(l)
5.35%	02/12/28	45,000	42,526	(b,l)
5.38%	03/13/22	89,000	91,175
5.63%	01/23/46	72,000	61,226	(l)
6.35%	02/12/48	45,000	40,546	(b,l)
6.50%	03/13/27	114,000	116,686
6.75%	09/21/47	156,000	147,192	(l)
Pfizer Inc.
3.00%	12/15/26	84,000	80,759	(l)
4.13%	12/15/46	48,000	48,388	(l)
4.40%	05/15/44	33,000	34,379	(l)
Philip Morris International Inc.
4.13%	03/04/43	98,000	90,879	(l)
Phillips 66
3.90%	03/15/28	177,000	173,531
Phillips 66 Partners LP
3.75%	03/01/28	85,000	79,542	(l)
4.68%	02/15/45	68,000	63,521	(l)

Pilgrim’s Pride Corp.
5.88%	09/30/27	166,000	154,380	(b)
Plains All American Pipeline LP/PAA Finance Corp.
4.70%	06/15/44	53,000	46,643	(l)
5.75%	01/15/20	99,000	102,218	(l)
PPL Capital Funding Inc.
3.10%	05/15/26	121,000	112,658	(l)
Precision Castparts Corp.
4.38%	06/15/45	88,000	91,353	(l)
Prudential Financial Inc. (4.50% fixed rate until 09/15/27; 2.38% + 3 month USD LIBOR thereafter)
4.50%	09/15/47	57,000	52,328	(h,l)
Prudential Financial Inc. (5.38% fixed rate until 05/15/25; 3.03% + 3 month USD LIBOR thereafter)
5.38%	05/15/45	139,000	138,148	(h,l)
Public Service Company of Colorado
3.70%	06/15/28	160,000	160,926
PulteGroup Inc.
5.50%	03/01/26	255,000	253,725	(l)
QUALCOMM Inc.
2.90%	05/20/24	66,000	62,345	(l)
3.00%	05/20/22	40,000	39,382	(l)
3.25%	05/20/27	8,000	7,457	(l)
4.30%	05/20/47	7,000	6,527	(l)
Range Resources Corp.
5.00%	08/15/22	249,000	246,199
Realty Income Corp.
3.00%	01/15/27	91,000	83,355	(l)
Republic Services Inc.
3.38%	11/15/27	46,000	43,596	(l)
Rio Tinto Finance USA PLC
4.13%	08/21/42	66,000	64,992	(l)
Rockwell Collins Inc.
3.50%	03/15/27	102,000	97,106	(l)
Rogers Communications Inc.
5.00%	03/15/44	46,000	47,823	(l)
Royal Bank of Scotland Group PLC (3.50% fixed rate until 05/15/22; 1.48% + 3 month USD LIBOR thereafter)
3.50%	05/15/23	200,000	193,870	(h,l)
RPM International Inc.
3.75%	03/15/27	149,000	142,343	(l)
RSP Permian Inc.
5.25%	01/15/25	183,000	195,755
Ryder System Inc.
2.45%	09/03/19	240,000	238,469	(l)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	76,000	73,288	(l)
5.00%	03/15/27	52,000	53,068	(l)
salesforce.com Inc.
3.25%	04/11/23	144,000	143,204
3.70%	04/11/28	196,000	194,440
Santander Holdings USA Inc.
2.65%	04/17/20	248,000	245,711	(l)
4.40%	07/13/27	84,000	80,376
Santander UK Group Holdings PLC
4.75%	09/15/25	200,000	195,303	(b,l)
Schlumberger Holdings Corp.
3.00%	12/21/20	61,000	60,634	(b,l)
Select Income REIT
4.25%	05/15/24	129,000	123,269	(l)
Sempra Energy
3.80%	02/01/38	47,000	42,663	(l)
4.00%	02/01/48	47,000	42,297	(l)
Shell International Finance BV
3.25%	05/11/25	77,000	75,442	(l)
3.75%	09/12/46	42,000	39,165	(l)
4.13%	05/11/35	62,000	62,900	(l)
Shire Acquisitions Investments Ireland DAC
2.88%	09/23/23	16,000	15,062	(l)
3.20%	09/23/26	63,000	57,624	(l)
Simon Property Group LP
3.38%	06/15/27	115,000	110,449	(l)
Sinclair Television Group Inc.
5.38%	04/01/21	218,000	219,635	(l)
Smithfield Foods Inc.
2.70%	01/31/20	74,000	72,938	(b,l)

4.25%	02/01/27	116,000	111,621	(b,l)
South Carolina Electric & Gas Co.
4.10%	06/15/46	19,000	17,281	(l)
Southern California Edison Co.
2.40%	02/01/22	153,000	147,819	(l)
Southern Copper Corp.
5.88%	04/23/45	79,000	84,198	(l)
Southwestern Electric Power Co.
2.75%	10/01/26	116,000	106,369	(l)
Spectra Energy Partners LP
3.38%	10/15/26	49,000	45,422	(l)
4.50%	03/15/45	26,000	24,081	(l)
Sprint Corp.
7.63%	02/15/25	478,000	489,950	(l)
Standard Industries Inc.
5.38%	11/15/24	400,000	395,000	(b,l)
Sumitomo Mitsui Banking Corp.
2.25%	07/11/19	254,000	252,156	(l)
Suncor Energy Inc.
4.00%	11/15/47	29,000	27,293	(l)
Syngenta Finance N.V.
3.70%	04/24/20	225,000	224,183	(b)
3.93%	04/23/21	275,000	274,303	(b)
4.44%	04/24/23	200,000	198,880	(b)
4.89%	04/24/25	200,000	196,096	(b)
5.18%	04/24/28	200,000	193,165	(b)
Sysco Corp.
3.25%	07/15/27	104,000	97,505	(l)
T-Mobile USA Inc.
4.50%	02/01/26	207,000	193,297	(l)
Tampa Electric Co.
4.35%	05/15/44	152,000	154,686	(l)
Target Corp.
2.50%	04/15/26	125,000	114,941	(l)
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	79,000	83,162	(b,l)
Teck Resources Ltd.
4.75%	01/15/22	133,000	133,279	(l)
Telecom Italia S.p.A.
5.30%	05/30/24	411,000	406,890	(b)
Telefonica Emisiones SAU
4.10%	03/08/27	189,000	182,910	(l)
Tencent Holdings Ltd.
2.99%	01/19/23	205,000	199,375	(b,l)
3.60%	01/19/28	200,000	189,060	(b,l)
3.93%	01/19/38	200,000	183,410	(b,l)
Tenet Healthcare Corp.
4.75%	06/01/20	226,000	226,565	(l)
6.00%	10/01/20	424,000	435,660	(l)
Teva Pharmaceutical Finance Netherlands III BV
1.70%	07/19/19	409,000	399,593	(l)
2.20%	07/21/21	64,000	59,359	(l)
2.80%	07/21/23	333,000	287,101
Texas Instruments Inc.
4.15%	05/15/48	62,000	62,934
The Allstate Corp.
4.20%	12/15/46	106,000	104,099	(l)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	181,000	186,211	(h,l)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	146,000	138,153	(h,l)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	157,000	142,146	(h,l)
The Boeing Co.
3.25%	03/01/28	161,000	157,067	(l)
3.55%	03/01/38	169,000	162,786	(l)
The Dow Chemical Co.
4.25%	10/01/34	117,000	113,021	(l)
The George Washington University
4.13%	09/15/48	84,000	85,311
The Goldman Sachs Group Inc.
2.30%	12/13/19	57,000	56,368	(l)
2.35%	11/15/21	194,000	186,764	(l)

2.63%	04/25/21	372,000	363,716	(l)
3.85%	01/26/27	193,000	185,415	(l)
4.25%	10/21/25	14,000	13,783	(l)
4.80%	07/08/44	55,000	54,844	(l)
5.15%	05/22/45	120,000	118,994	(l)
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	221,000	213,320	(h,l)
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	163,000	155,003	(h,l)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	74,000	67,320	(h,l)
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%	05/01/29	148,000	145,885	(h)
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
4.47%	02/12/47	95,000	90,135	(b,h,l)
The Home Depot Inc.
3.35%	09/15/25	59,000	58,051	(l)
3.50%	09/15/56	94,000	80,400	(l)
3.90%	06/15/47	85,000	81,456	(l)
The Kroger Co.
2.95%	11/01/21	194,000	191,189	(l)
4.65%	01/15/48	53,000	50,060	(l)
The Men’s Wearhouse Inc.
7.00%	07/01/22	125,000	128,906
The Mosaic Co.
5.63%	11/15/43	26,000	26,159	(l)
The Nielsen Company Luxembourg Sarl
5.00%	02/01/25	150,000	142,875	(b,l)
The Sherwin-Williams Co.
2.25%	05/15/20	121,000	119,133	(l)
2.75%	06/01/22	48,000	46,496	(l)
3.45%	06/01/27	47,000	44,492	(l)
4.50%	06/01/47	32,000	30,604	(l)
The Southern Co.
1.85%	07/01/19	524,000	519,032
3.25%	07/01/26	18,000	16,904	(l)
4.40%	07/01/46	30,000	29,307	(l)
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	113,000	106,217	(h,l)
The Walt Disney Co.
4.13%	06/01/44	28,000	26,996	(l)
Time Warner Cable LLC
4.50%	09/15/42	21,000	17,372	(l)
6.55%	05/01/37	77,000	81,407	(l)
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	81,000	79,304	(b)
Tyco Electronics Group S.A.
2.35%	08/01/19	266,000	264,626	(l)
3.13%	08/15/27	157,000	146,955	(l)
Tyson Foods Inc.
2.65%	08/15/19	45,000	44,822	(l)
4.55%	06/02/47	26,000	24,892	(l)
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	287,000	294,534	(h,l)
UBS Group Funding Switzerland AG
2.95%	09/24/20	401,000	396,774	(b,l)
Union Pacific Corp.
3.20%	06/08/21	174,000	174,386
3.50%	06/08/23	159,000	159,205
3.60%	09/15/37	28,000	25,596	(l)
4.10%	09/15/67	45,000	39,487	(l)
United Rentals North America Inc.
4.88%	01/15/28	167,000	154,425
United Technologies Corp.
4.50%	06/01/42	35,000	34,462
UnitedHealth Group Inc.
4.75%	07/15/45	18,000	19,297	(l)
Vale Overseas Ltd.
4.38%	01/11/22	37,000	37,555	(l)
6.25%	08/10/26	71,000	77,039	(l)

6.88%	11/10/39	58,000	65,522	(l)
Vale S.A.
5.63%	09/11/42	21,000	21,296	(l)
Ventas Realty LP
3.25%	10/15/26	145,000	134,506	(l)
Verizon Communications Inc.
3.38%	02/15/25	125,000	119,914	(l)
4.33%	09/21/28	140,000	138,999	(b)
4.40%	11/01/34	61,000	57,499	(l)
4.67%	03/15/55	80,000	70,954	(l)
4.86%	08/21/46	271,000	253,767	(l)
5.01%	04/15/49	45,000	43,819
5.25%	03/16/37	72,000	74,002	(l)
Viacom Inc.
3.45%	10/04/26	78,000	71,204	(l)
5.25%	04/01/44	21,000	19,875	(l)
Virgin Media Finance PLC
5.75%	01/15/25	439,000	411,562	(b,l)
Virginia Electric & Power Co.
4.00%	11/15/46	71,000	68,026	(l)
Visa Inc.
3.15%	12/14/25	38,000	36,753	(l)
4.30%	12/14/45	102,000	105,855	(l)
Vodafone Group PLC
4.38%	05/30/28	170,000	167,972
5.25%	05/30/48	48,000	47,791
Vornado Realty LP
3.50%	01/15/25	72,000	69,108	(l)
Vulcan Materials Co.
3.90%	04/01/27	76,000	72,746	(l)
Wabtec Corp.
3.45%	11/15/26	133,000	122,039	(l)
Walgreens Boots Alliance Inc.
4.65%	06/01/46	41,000	37,828	(l)
Walmart Inc.
3.63%	12/15/47	60,000	55,934	(l)
3.70%	06/26/28	160,000	161,522
3.95%	06/28/38	64,000	64,259
4.05%	06/29/48	64,000	64,493
Warner Media LLC
5.35%	12/15/43	72,000	70,289	(l)
WEC Energy Group Inc.
3.55%	06/15/25	153,000	150,534	(l)
WellCare Health Plans Inc.
5.25%	04/01/25	202,000	200,990	(l)
Wells Fargo & Co.
2.63%	07/22/22	91,000	87,518	(l)
3.90%	05/01/45	6,000	5,448	(l)
4.75%	12/07/46	137,000	132,234	(l)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	173,000	178,406	(h,l)
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter)
5.90%	12/29/49	163,000	163,611	(h,l)
Wells Fargo & Co. 3.77% + 3 month USD LIBOR
6.11%	03/29/49	156,000	157,994	(h,l)
Wells Fargo Bank NA
2.60%	01/15/21	771,000	758,772	(l)
Western Digital Corp.
4.75%	02/15/26	100,000	97,165	(l)
Western Gas Partners LP
4.00%	07/01/22	289,000	286,445	(l)
5.38%	06/01/21	148,000	153,486	(l)
Westlake Chemical Corp.
3.60%	08/15/26	65,000	61,721	(l)
4.38%	11/15/47	37,000	34,134	(l)
5.00%	08/15/46	28,000	28,323	(l)
WestRock Co.
3.00%	09/15/24	91,000	86,233	(b,l)
William Lyon Homes Inc.
5.88%	01/31/25	85,000	79,688
Williams Partners LP
3.75%	06/15/27	43,000	40,631	(l)
3.90%	01/15/25	50,000	48,749	(l)
4.85%	03/01/48	65,000	62,269

4.90%	01/15/45	42,000	40,284	(l)
5.40%	03/04/44	21,000	21,583	(l)
Willis North America Inc.
3.60%	05/15/24	128,000	123,941	(l)
WPP Finance 2010
3.75%	09/19/24	99,000	95,806	(l)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%	05/15/27	202,000	188,870	(b,l)
Xilinx Inc.
2.95%	06/01/24	84,000	79,815	(l)
XPO Logistics Inc.
6.50%	06/15/22	135,000	138,213	(b,l)
Yamana Gold Inc.
4.63%	12/15/27	86,000	82,622
Zoetis Inc.
3.00%	09/12/27	47,000	43,531	(l)
			90,534,524

Non-Agency Collateralized Mortgage Obligations—3.6%
BANK 2018-BNK10
4.16%	02/15/61	156,611	153,303	(h,l)
BANK 2018-BNK11
4.50%	03/15/61	123,000	126,039	(h)
BANK 2018-BNK12
4.55%	05/15/61	183,000	181,927	(h)
BXP Trust 2017-GM
3.38%	06/13/39	711,000	690,601	(b,l)
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	648,803	649,011	(h,l)
4.03%	12/10/49	345,016	349,598	(h,l)
Citigroup Commercial Mortgage Trust 2018-C5
4.51%	06/10/51	224,000	230,972
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	175,000	182,028	(b,h,l)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	245,000	255,041	(h,l)
GS Mortgage Securities Trust 2015-GC28
1.27%	02/10/48	2,778,064	130,529	(g,h,l)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	759,000	713,407	(l)
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	716,046	714,164	(l)
GS Mortgage Securities Trust 2018-GS9
4.14%	03/10/51	237,000	241,048	(h)
GS Mortgage Securities Trust II 2012-GCJ9
2.13%	11/10/45	735,890	51,546	(g,h,l)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.70%	12/15/47	927,711	46,586	(g,h,l)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.17%	07/15/45	125,000	126,899	(h,l)
LB-UBS Commercial Mortgage Trust 2004-C8
0.33%	12/15/39	46,352	17	(b,g,h,l)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	15,942	15,938	(h,l)
6.11%	07/15/40	31,316	31,310	(b,l)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	1,186	—	(g,l,**)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.52%	02/15/48	3,110,628	194,025	(g,h,l)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.09%	03/15/48	3,803,408	177,832	(g,h,l)
Morgan Stanley Capital I Trust 2006-IQ11
6.37%	10/15/42	270,000	275,806	(h,l)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	37,262	37,495	(h,l)
Morgan Stanley Capital I Trust 2016-UBS9
1.38%	03/15/49	4,665,066	311,316	(g,h,l)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.42%	02/15/48	3,105,372	192,894	(g,h,l)
Wells Fargo Commercial Mortgage Trust 2017-RB1
3.64%	03/15/50	483,093	478,582	(l)
Wells Fargo Commercial Mortgage Trust 2018-C44
4.69%	05/15/51	123,000	126,500

WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	240,000	245,219	(l)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	544,000	560,163	(h,l)
			7,489,796

Sovereign Bonds—0.7%
Government of Chile
3.86%	06/21/47	200,000	190,464	(l)
Government of Colombia
5.00%	06/15/45	200,000	196,148	(l)
Government of Mexico
4.60%	02/10/48	202,000	185,788
4.75%	03/08/44	240,000	225,550	(l)
Government of Oman
4.13%	01/17/23	215,000	204,267	(b,l)
Government of Peru
5.63%	11/18/50	113,000	131,565	(l)
Government of Philippines
3.95%	01/20/40	200,000	191,862
Government of Uruguay
5.10%	06/18/50	117,568	115,717
			1,441,361

Municipal Bonds and Notes—1.5%
American Municipal Power Inc.
6.27%	02/15/50	105,000	133,922	(l)
Commonwealth of Massachusetts
5.00%	01/01/45	325,000	374,585
Metropolitan St. Louis Sewer District
5.00%	05/01/47	325,000	375,343
New York City Water & Sewer System
5.00%	06/15/40	980,000	1,134,987
Port Authority of New York & New Jersey
4.46%	10/01/62	475,000	504,483	(l)
State of California
4.60%	04/01/38	165,000	172,834
5.70%	11/01/21	290,000	315,219	(l)
State of Illinois
5.10%	06/01/33	100,000	94,636	(l)
The University of Texas System
3.35%	08/15/47	95,000	87,348	(l)
			3,193,357
FNMA (TBA)—0.0%*
Lehman
5.50%	TBA	203,294	4,391	(j)

Total Bonds and Notes
(Cost $207,909,471)			205,942,197
Purchased Options—0.0%*
10 Yr. U.S. Treasury Notes Futures Options (Strike price 120.50 USD, expiration date 08/24/2018)
(Cost $56,787)		134,000	75,375

		Number of Shares	Fair Value
Domestic Equity—0.1%

Preferred Stock—0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR
(Cost $214,450)		8,578	222,170	(h,l)

Total Investments in Securities
(Cost $208,123,921)			206,164,367

Short-Term Investments—3.8%
State Street Institutional U.S. Government Money Market Fund—Class G Shares 1.86%
(Cost $7,926,382)		7,926,382	7,926,382	(d,e,l)

Total Investments
(Cost $216,107,090)			214,166,124

Liabilities in Excess of Other Assets, net—(1.6)%			(3,289,205)

NET ASSETS—100.0%			$210,876,919

Other Information:

Centrally Cleared Credit Default Swaps—Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate/Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation
Markit CDX North America Investment Grade Index	CME Group, Inc.	$5,199	1.00%/ quarterly	12/20/22	$(89,400)	$(97,980)	$8,580

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
CME Group, Inc.	$9,486	Receives/ Quarterly	3 Month U.S. Dollar LIBOR	3.05%	11/19/21	$(34,848)	$—	$(34,848)
CME Group, Inc.	$9,488	Receives/ Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	$(36,072)	$—	$(36,072)
								$(70,920)

The Fund had the following long futures contracts open at June 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond Futures	September 2018	43	6,592,877	$6,861,188	$268,311
2 Yr. U.S. Treasury Notes Futures	September 2018	242	51,163,554	51,262,406	98,852
5 Yr. U.S. Treasury Notes Futures	September 2018	39	4,414,141	4,431,070	16,929
10 Yr. U.S. Treasury Ultra Futures	September 2018	142	16,907,356	17,066,625	159,269

					$543,361

The Fund had the following short futures contracts open at June 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
U.S. Long Bond Futures	September 2018	48	(6,851,535)	$(6,960,000)	$(108,465)
10 Yr. U.S. Treasury Ultra Futures	September 2018	103	(13,100,588)	(13,208,141)	(107,553)

					$(216,018)

					$327,343

The Fund had the following open Purchased Options contracts at June 30, 2018:

Purchased Options

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Calls
10 Yr. U.S. Treasury Note Futures—September 2018	Goldman Sachs & Co.	120.50	8/24/2018	134	$134,000	$75,375	$56,787	$18,588

Total purchased option contracts								$18,588

The Fund had the following open Written Options contracts at June 30, 2018:

Written Options
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Calls
U.S. Treasury Bond Futures—September 2018	Goldman Sachs & Co.	145	8/24/2018	(53)	$(53,000)	$(76,188)	$(57,379)	$(18,809)

Total written option contracts								$(18,809)

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2018:

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Active Core Bond Fund	Investments in Securities
	U.S. Treasuries	$—	$75,513,125	$—	$75,513,125
	Agency Mortgage Backed	—	21,859,464	—	21,859,464
	Agency Collateralized Mortgage Obligations	—	475,270	—	475,270
	Asset Backed	—	5,430,909	—	5,430,909
	Corporate Notes	—	90,534,524	—	90,534,524
	Non-Agency Collateralized Mortgage Obligations	—	7,489,796	—	7,489,796
	Sovereign Bonds	—	1,441,361	—	1,441,361
	Municipal Bonds and Notes	—	3,193,357	—	3,193,357
	FNMA (TBA)	—	—	4,391	4,391
	Purchased Options	75,375	—	—	75,375
	Preferred Stock	222,170	—	—	222,170
	Short-Term Investments	7,926,382	—	—	7,926,382

	Total Investments in Securities	$8,223,927	$205,937,806	$4,391	$214,166,124

	Other Financial Instruments
	Written Options — Unrealized Depreciation	$(18,809)			$(18,809)
	Credit Default Swap Contracts — Unrealized Appreciation	—	8,580	—	8,580
	Interst Rate Swap Contracts — Unrealized Depreciation	—	(70,920)	—	(70,920)
	Long Futures Contracts — Unrealized Appreciation	543,361	—	—	543,361
	Short Futures Contracts — Unrealized Depreciation	(216,018)	—	—	(216,018)

	Total Other Financial Instruments	$308,534	$(62,340)	$—	$246,194

Affiliate Table

	Number of Shares Held at 9/30/17	Value At 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund—Class G Shares	14,675,624	$14,675,624	$104,682,424	$111,431,666	—	—	7,926,382	$7,926,382	$75,703

Notes to Schedule of Investments

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Funds’ future investments and should not be construed as a recommendation to purchase or sell a particular security. See each Fund’s summary prospectus and the Funds’ statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to $ 18,116,449 or 8.59% of the net assets of the State Street Active Core Bond Fund, respectively. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.

(d)	Coupon amount represents effective yield.

(e)

Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

(f)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	Variable or floating rate security. The stated rate represents the rate at June 30, 2018.

(i)	Step coupon bond.

(j)	Security is in default.

(k)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Board of Trustees.

(l)	At June 30, 2018, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.

†	Percentages are based on net assets as of June 30, 2018
*	Less than 0.05%.
**	Less than $0.50

Abbreviations:

ADR	American Depositary Receipt

LIBOR	London Interbank Offerred Rate

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard and Poor’s Depositary Receipt

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (“SSGA FM”) is unable to obtain an independent, third–party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1—Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3—Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2018 is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no material transfers between levels for the six-month period ended June 30, 2018.

Futures Contracts

Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed. Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended June 30, 2018 the following Funds entered into futures contracts for strategies listed below:

Fund	Strategies
State Street Institutional U.S. Equity Fund	Equitization of cash
State Street Institutional Premier Growth Equity Fund	Equitization of cash
State Street Institutional Small-Cap Equity Fund	Equitization of cash
State Street Institutional International Equity Fund	Equitization of cash
State Street Active Core Bond Fund	Management of Interest Rate Risk

Options on Futures Contracts

Certain Funds may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument. A Fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the period ended June 30, 2018, the State Street Active Core Bond Fund purchased and wrote options in order to manage interest rate risk.

Credit Default Swaps

During the period ended June 30, 2018, the State Street Active Core Bond Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended June 30, 2018, the State Street Active Core Bond Fund entered into interest rate swaps in order to manage exposure to interest rates.

Delayed Delivery Transactions and When-Issued Securities

During the period, the State Street Active Core Bond Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or whenissued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions

The State Street Active Core Bond Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

INCOME TAXES

At June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional U.S. Equity Fund	$375,661,218	$95,055,939	$11,226,999	$83,828,940
State Street Institutional Premier Growth Equity Fund	267,325,336	133,603,889	8,699,853	124,904,036
State Street Institutional Small-Cap Equity Fund	1,126,577,339	409,098,722	47,581,179	361,517,543
State Street Institutional International Equity Fund	984,819,513	183,383,586	30,056,087	153,327,499
State Street Active Core Bond Fund	216,208,151	1,425,327	3,221,160	(1,795,833)

SUBSEQUENT EVENT

Effective July 6, 2018 the State Street Institutional Income Fund’s name changed to State Street Active Core Bond Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Institutional Funds

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, State Street Institutional Funds

Date: August 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, State Street Institutional Funds

Date: August 17, 2018

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer, State Street Institutional Funds

Date: August 17, 2018